UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 to November 30, 2014

Item 1.                      Schedule of Investments.
Attached hereto.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 83.8%
Communications - 24.2%
China Mobile Ltd.	955,950	$11,778,339
Baidu, Inc. ADR*	47,494	11,641,254
China Telecom Corporation Ltd. — Class H	2,415,480	1,463,927
Ctrip.com International Ltd. ADR*	22,513	1,217,503
China Unicom Hong Kong Ltd.	792,000	1,205,106
Vipshop Holdings Ltd. ADR*	48,173	1,101,234
Mobile Telesystems OJSC ADR	88,072	1,076,240
Qihoo 360 Technology Company Ltd. ADR*,1	13,999	1,040,546
Tim Participacoes S.A. ADR1	27,582	671,622
Youku Tudou, Inc. ADR*,1	22,855	422,818
JD.com, Inc. ADR*,1	16,937	398,358
Bitauto Holdings Ltd. ADR*	4,190	386,150
Mail.ru Group Ltd. GDR*	16,266	377,046
YY, Inc. ADR*,1	4,827	369,024
MegaFon OAO GDR	16,074	331,928
SouFun Holdings Ltd. ADR	34,110	298,121
VimpelCom Ltd. ADR1	33,403	175,366
Sistema JSFC GDR	30,027	172,956
58.com, Inc. ADR*,1	3,264	159,251
21Vianet Group, Inc. ADR*,1	8,049	151,482
QIWI plc ADR1	5,361	149,250
Rostelecom OJSC ADR	10,370	133,255
E-Commerce China Dangdang, Inc. — Class A ADR*,1	9,529	105,677
Weibo Corp ADR*,1	2,918	52,377
Phoenix New Media Ltd. ADR*,1	5,704	50,709
Leju Holdings Ltd. ADR*,1	2,983	39,018
iDreamsky Technology Ltd ADR*,1	1,332	28,292
Tuniu Corp ADR*,1	1,376	18,177
Zhaopin Ltd ADR*,1	1,165	17,615
Xunlei Ltd ADR*,1	1,213	10,517
Total Communications		35,043,158
Energy - 21.2%
Gazprom OAO ADR	1,029,570	6,017,836
Lukoil OAO ADR	90,259	4,200,653
CNOOC Ltd.	2,795,060	4,087,167
PetroChina Company Ltd. — Class H	3,671,414	3,981,508
China Petroleum & Chemical Corp. — Class H	4,436,574	3,632,785
Petroleo Brasileiro S.A. ADR	258,940	2,516,897
NovaTek OAO GDR	13,733	1,297,769
Tatneft OAO ADR	42,321	1,297,562
Reliance Industries Ltd. GDR2	36,091	1,149,498
Surgutneftegas OAO ADR	167,804	987,527
Rosneft OAO GDR	184,368	872,982
Eurasia Drilling Company Ltd. GDR	11,934	214,812
Trina Solar Ltd. ADR*,1	15,154	151,994
Gazprom Neft OAO ADR	6,560	106,666
JinkoSolar Holding Company Ltd. ADR*,1	3,455	79,085
JA Solar Holdings Company Ltd. ADR*,1	6,395	55,509
Total Energy		30,650,250
	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Financial - 11.6%
China Life Insurance Company Ltd. — Class H	1,293,933	$4,496,647
HDFC Bank Ltd. ADR	67,768	3,611,356
Sberbank of Russia ADR	469,413	2,887,360
ICICI Bank Ltd. ADR	48,944	2,882,312
State Bank of India GDR	17,738	911,733
VTB Bank OJSC GDR	436,875	806,908
Axis Bank Ltd. GDR	13,772	529,533
Pik Group GDR	69,568	243,488
Banco Santander Brasil S.A. ADR1	29,096	169,339
Gafisa S.A. ADR1	37,644	79,430
LSR Group GDR	31,169	72,156
Noah Holdings Ltd. ADR	3,553	68,679
TCS Group Holding plc GDR	15,350	50,732
Etalon Group Ltd. GDR	16,316	46,337
Total Financial		16,856,010
Consumer, Non-cyclical - 9.8%
AMBEV S.A. ADR	791,772	5,186,107
BRF S.A. ADR	115,349	3,000,227
Magnit PJSC GDR	50,172	2,902,450
Dr Reddy's Laboratories Ltd. ADR1	14,296	834,744
New Oriental Education & Technology Group ADR*	22,724	502,655
Mindray Medical International Ltd. ADR	15,339	461,244
WuXi PharmaTech Cayman, Inc. ADR*	12,366	424,277
X5 Retail Group N.V. GDR*	16,903	297,493
Ranbaxy Laboratories Ltd. GDR*,1	21,943	213,505
TAL Education Group ADR*	6,756	207,544
51job, Inc. ADR*	3,478	127,817
China Distance Education Holdings Ltd. ADR	3,391	60,902
O'Key Group S.A. GDR	7,905	42,608
Global Ports Investments plc GDR	6,604	34,341
Total Consumer, Non-cyclical		14,295,914
Technology - 6.5%
Infosys Ltd. ADR1	83,852	5,856,225
NetEase, Inc. ADR	12,757	1,348,032
Wipro Ltd. ADR1	94,588	1,220,185
Semiconductor Manufacturing International Corp.*	4,937,000	509,297
WNS Holdings Ltd. ADR*	8,877	181,357
Perfect World Company Ltd. ADR	5,836	106,507
Shanda Games Ltd. ADR*,1	16,181	105,985
NQ Mobile, Inc. ADR*,1	8,821	61,923
Changyou.com Ltd. ADR*,1	2,004	46,493
Cheetah Mobile Inc ADR*,1	2,309	40,523
Total Technology		9,476,527
Basic Materials - 5.5%
Vale S.A. ADR1	257,447	2,319,598
MMC Norilsk Nickel OJSC ADR	85,339	1,515,621
Ultrapar Participacoes S.A. ADR	50,427	1,070,061
Sesa Sterlite Ltd. ADR	38,780	571,617

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Basic Materials - 5.5% (continued)
Fibria Celulose S.A. ADR*,1	38,302	$452,347
Uralkali OJSC GDR	33,443	446,129
Aluminum Corp. of China Ltd. — Class H*,1	680,000	295,500
Cia Siderurgica Nacional S.A. ADR1	124,724	290,607
Severstal OAO GDR	30,411	279,477
Tata Steel Ltd. GDR	31,725	242,062
Sinopec Shanghai Petrochemical Company Ltd. — Class H	608,000	188,946
Novolipetsk Steel OJSC GDR	14,502	176,489
PhosAgro OAO GDR	14,105	156,566
Mechel ADR	23,745	18,231
Total Basic Materials		8,023,251
Consumer, Cyclical - 1.8%
Tata Motors Ltd. ADR	32,705	1,493,309
Mahindra & Mahindra Ltd. GDR	18,003	384,364
Home Inns & Hotels Management, Inc. ADR*	5,249	161,984
China Eastern Airlines Corp. Ltd. — Class H*,1	322,000	161,104
China Southern Airlines Co. Ltd. — Class H	294,000	133,826
Lenta Ltd GDR*	16,363	127,959
China Lodging Group Ltd. ADR*	4,830	120,702
Qunar Cayman Islands Ltd. ADR*,1	2,152	56,124
Jumei International Holding Ltd. ADR*,1	1,893	35,021
Total Consumer, Cyclical		2,674,393
Industrial - 1.7%
Embraer S.A. ADR	28,016	1,034,630
Larsen & Toubro Ltd. GDR1	38,615	1,021,367
Globaltrans Investment plc GDR	16,682	116,774
Guangshen Railway Company Ltd. — Class H	256,000	110,587
Yingli Green Energy Holding Company Ltd. ADR*,1	22,311	61,801
TMK OAO GDR	9,013	45,516
China Ming Yang Wind Power Group Ltd. ADR*,1	15,588	39,126
Total Industrial		2,429,801
Utilities - 1.5%
CPFL Energia S.A. ADR	48,241	741,464
Huaneng Power International, Inc. — Class H	606,000	710,321
	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Utilities - 1.5% (continued)
Cia de Saneamento Basico do Estado de Sao Paulo ADR1	59,077	$437,170
RusHydro JSC ADR	157,979	195,262
Centrais Eletricas Brasileiras S.A. ADR	46,976	112,273
Total Utilities		2,196,490
Total Common Stocks
(Cost $142,278,146)		121,645,794
PREFERRED STOCKS† - 16.0%
Financials – 8.9%
Itau Unibanco Holding S.A. ADR	480,186	7,231,601
Banco Bradesco S.A. ADR	365,951	5,664,921
Total Financial		12,896,522
Energy – 2.5%
Petroleo Brasileiro S.A. ADR	355,708	3,631,779
Basic Materials – 2.5%
Vale S.A. ADR	352,643	2,740,036
Gerdau S.A. ADR	154,520	644,348
Braskem S.A. ADR	13,118	196,639
Total Basic Materials		3,581,023
Consumer, Non-Cyclical – 0.8%
Cia Brasileira de Distribuicao ADR	28,746	1,210,494
Utilities – 0.6%
Cia Energetica de Minas Gerais	124,589	687,732
Cia Paranaense de Energia ADR	17,563	243,774
Total Utiltiies		931,506
Communications – 0.6%
Telefonica Brasil S.A ADR	45,300	931,368
Consumer, Cyclical – 0.1%
Gol Linhas Aereas Inteligentes ADR1	15,872	91,264
Total Preferred Stocks
(Cost $46,924,001)		23,273,956
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 9.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	13,410,770	13,410,770
Total Securities Lending Fund
(Cost $13,410,770)		13,410,770
Total Investments - 109.0%
(Cost $202,612,917)		$158,330,520
Other Assets & Liabilities, net - (9.0)%		(13,029,674)
Total Net Assets - 100.0%		$145,300,846

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,149,498 (cost $1,087,300), or 0.8% of total net assets.
3	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 97.1%
Financial - 23.6%
Starwood Property Trust, Inc.	92,320	$2,221,219
Travelers Companies, Inc.	20,893	2,182,274
Ventas, Inc.1	30,375	2,173,331
Digital Realty Trust, Inc.	30,860	2,168,533
Iron Mountain, Inc.	56,979	2,165,772
Health Care REIT, Inc.	29,289	2,157,428
Brookfield Asset Management, Inc. — Class A	42,969	2,153,606
Alexandria Real Estate Equities, Inc.	24,923	2,141,384
Mid-America Apartment Communities, Inc.	29,028	2,138,202
Apartment Investment & Management Co. — Class A	57,339	2,135,878
HCP, Inc.	47,515	2,128,672
PartnerRe Ltd.	18,126	2,111,860
Boston Properties, Inc.	16,227	2,103,668
Duke Realty Corp.	107,978	2,099,092
Arthur J Gallagher & Co.	43,570	2,089,182
Omega Healthcare Investors, Inc.1	54,596	2,086,659
WP Carey, Inc.	30,535	2,080,655
Realty Income Corp.	44,498	2,067,377
Brixmor Property Group, Inc.	85,445	2,066,060
Camden Property Trust	26,818	2,056,404
Banco de Chile ADR1	28,201	2,045,983
Westpac Banking Corp.1	69,217	1,919,387
Mizuho Financial Group, Inc. ADR	552,456	1,905,973
Total Financial		48,398,599
Consumer, Non-cyclical - 20.0%
Dr Reddy's Laboratories Ltd. ADR1	40,059	2,339,044
Dr Pepper Snapple Group, Inc.	30,034	2,222,516
Unilever N.V. — Class Y	54,596	2,218,781
ConAgra Foods, Inc.	60,618	2,213,770
Kraft Foods Group, Inc.	36,772	2,212,571
Quest Diagnostics, Inc.	33,622	2,195,853
British American Tobacco plc ADR	18,534	2,190,163
Kimberly-Clark Corp.	18,753	2,186,412
PepsiCo, Inc.	21,792	2,181,379
Procter & Gamble Co.	23,899	2,161,187
Kellogg Co.	32,579	2,158,359
Pfizer, Inc.	69,171	2,154,677
Altria Group, Inc.	42,688	2,145,499
Campbell Soup Co.	47,108	2,133,050
GlaxoSmithKline plc ADR	45,906	2,132,334
Clorox Co.	20,918	2,125,687
Lorillard, Inc.	33,617	2,122,577
Safeway, Inc.	60,077	2,093,083
Philip Morris International, Inc.	23,414	2,035,379
Total Consumer, Non-cyclical		41,222,321
Utilities - 19.3%
NextEra Energy, Inc.	20,715	2,162,438
SCANA Corp.	37,606	2,144,669
Northeast Utilities	42,120	2,132,957
Pinnacle West Capital Corp.	33,547	2,121,177
Southern Co.	44,650	2,117,750
	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Utilities - 19.3% (continued)
PPL Corp.	59,428	$2,111,477
Pepco Holdings, Inc.	76,326	2,098,965
Edison International	33,022	2,098,878
Public Service Enterprise Group, Inc.	50,175	2,096,312
Entergy Corp.	24,905	2,089,530
Exelon Corp.	57,370	2,075,073
Consolidated Edison, Inc.	32,835	2,073,530
PG&E Corp.	40,995	2,070,248
National Grid plc ADR1	28,343	2,057,702
FirstEnergy Corp.	55,762	2,056,503
DTE Energy Co.	25,221	2,054,503
American Electric Power Company, Inc.	35,606	2,049,125
AGL Resources, Inc.	38,672	2,022,932
CenterPoint Energy, Inc.	83,934	2,009,380
Total Utilities		39,643,149
Communications - 16.1%
BT Group plc ADR	35,533	2,272,690
Telefonica S.A. ADR	139,591	2,233,456
Thomson Reuters Corp.	56,182	2,224,807
Pearson plc1	112,576	2,173,843
China Unicom Hong Kong Ltd. ADR	141,387	2,144,841
Telekomunikasi Indonesia Persero Tbk PT ADR	46,427	2,140,285
Verizon Communications, Inc.	41,442	2,096,551
SK Telecom Company Ltd. ADR	73,948	2,094,946
China Mobile Ltd. ADR	33,791	2,085,581
Chunghwa Telecom Company Ltd. ADR1	68,581	2,063,602
CenturyLink, Inc.	49,947	2,036,339
America Movil SAB de CV — Class L ADR	85,621	2,030,074
Windstream Holdings, Inc.1	197,661	1,998,353
NTT DOCOMO, Inc. ADR	122,985	1,919,796
Mobile Telesystems OJSC ADR	145,830	1,782,043
Nippon Telegraph & Telephone Corp. ADR1	66,274	1,778,131
Total Communications		33,075,338
Energy - 7.4%
Total S.A. ADR	35,931	1,998,841
Royal Dutch Shell plc — Class A ADR	29,820	1,980,346
China Petroleum & Chemical Corp. ADR1	24,442	1,976,136
CNOOC Ltd. ADR1	13,559	1,951,547
BP plc ADR	49,182	1,933,836
PetroChina Company Ltd. ADR1	17,231	1,844,062
Diamond Offshore Drilling, Inc.1	60,147	1,766,518
Ensco plc — Class A	52,064	1,759,763
Kinder Morgan, Inc.	1	43
Total Energy		15,211,092
Industrial - 4.2%
Republic Services, Inc. — Class A	54,854	2,172,766
ABB Ltd. ADR*,1	95,749	2,146,693
Deere & Co.	24,568	2,128,080

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Industrial - 4.2% (continued)
Waste Management, Inc.	42,960	$2,093,441
Total Industrial		8,540,980
Consumer, Cyclical - 3.4%
Wal-Mart Stores, Inc.	27,377	2,396,582
Staples, Inc.	162,513	2,284,933
Kohl's Corp.	38,003	2,265,739
Total Consumer, Cyclical		6,947,254
Basic Materials - 2.1%
Potash Corporation of Saskatchewan, Inc.	62,995	2,189,706
Agrium, Inc.	21,654	2,109,533
Total Basic Materials		4,299,239
Technology - 1.0%
Canon, Inc. ADR1	67,169	2,143,363
Total Common Stocks
(Cost $188,607,857)		199,481,335
	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 2.9%
Energy - 2.9%
Spectra Energy Partners, LP	38,494	$2,077,521
Buckeye Partners, LP — Class B	26,725	2,054,351
ONEOK Partners, LP1	40,947	1,804,944
Total Energy		5,936,816
Total Master Limited Partnerships
(Cost $5,559,226)		5,936,816
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 8.7%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	17,968,902	17,968,902
Total Securities Lending Fund
(Cost $17,968,902)		17,968,902
Total Investments - 108.7%
(Cost $212,135,985)		$223,387,053
Other Assets & Liabilities, net - (8.7)%		(17,789,371)
Total Net Assets - 100.0%		$205,597,682

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 21.4%
NuVasive, Inc.*	46,619	$2,047,973
Celgene Corp.*	17,448	1,983,663
Global Payments, Inc.	22,771	1,966,504
Regeneron Pharmaceuticals, Inc.*	4,657	1,937,824
IDEXX Laboratories, Inc.*	12,955	1,934,829
Enanta Pharmaceuticals, Inc.*	40,530	1,902,477
Endo International plc*	25,998	1,902,274
CR Bard, Inc.	10,970	1,835,830
Mallinckrodt plc*	19,462	1,794,786
Keurig Green Mountain, Inc.	12,447	1,769,217
Moody's Corp.	17,411	1,758,685
Catamaran Corp.*	34,447	1,754,730
Mead Johnson Nutrition Co. — Class A	16,885	1,753,338
Ingredion, Inc.	20,703	1,723,111
On Assignment, Inc.*	55,587	1,708,189
HCA Holdings, Inc.*	24,071	1,677,508
Ligand Pharmaceuticals, Inc. — Class B*,1	30,920	1,665,042
ADT Corp.1	44,433	1,552,489
Herbalife Ltd.1	33,246	1,437,890
Albany Molecular Research, Inc.*	85,615	1,392,956
Total Consumer, Non-cyclical		35,499,315
Consumer, Cyclical - 20.8%
Michaels Companies, Inc.*	94,450	2,272,467
Texas Roadhouse, Inc. — Class A	61,907	2,046,645
United Continental Holdings, Inc.*	32,501	1,990,036
Delta Air Lines, Inc.	41,709	1,946,559
Office Depot, Inc.*	291,582	1,933,189
Genuine Parts Co.	18,653	1,917,156
Tuesday Morning Corp.*	89,206	1,900,088
Marriott International, Inc. — Class A	23,235	1,830,686
Signet Jewelers Ltd.	13,929	1,824,142
Brown Shoe Company, Inc.	55,156	1,806,911
Hanesbrands, Inc.	15,284	1,768,664
AutoZone, Inc.*	3,061	1,768,370
Starbucks Corp.	21,236	1,724,576
Sonic Automotive, Inc. — Class A	66,157	1,706,189
G-III Apparel Group Ltd.*	18,910	1,673,346
Meritor, Inc.*	117,806	1,658,708
Chipotle Mexican Grill, Inc. — Class A*	2,407	1,597,333
Fastenal Co.	34,742	1,570,338
Oshkosh Corp.	33,111	1,503,239
Total Consumer, Cyclical		34,438,642
Financial - 19.0%
Macerich Co.	24,829	1,963,477
American Assets Trust, Inc.	46,553	1,829,533
MB Financial, Inc.	57,639	1,815,628
BlackRock, Inc. — Class A	4,938	1,773,137
Sovran Self Storage, Inc.	20,843	1,772,072
Ryman Hospitality Properties, Inc.1	33,905	1,765,772
	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 19.0% (continued)
Vornado Realty Trust	15,332	$1,710,438
Western Asset Mortgage Capital Corp.1	108,882	1,704,004
Lincoln National Corp.	30,041	1,701,222
Home Properties, Inc.	25,789	1,681,185
Air Lease Corp. — Class A	43,465	1,652,974
AG Mortgage Investment Trust, Inc.	83,395	1,647,051
WP Carey, Inc.	24,016	1,636,450
American International Group, Inc.	29,669	1,625,861
Fifth Third Bancorp	80,250	1,614,630
KeyCorp	119,440	1,612,440
UMB Financial Corp.	28,367	1,574,085
Government Properties Income Trust	68,507	1,556,479
RCS Capital Corp. — Class A1	73,483	731,156
Total Financial		31,367,594
Industrial - 11.6%
Old Dominion Freight Line, Inc.*	23,482	1,902,980
Garmin Ltd.1	31,250	1,790,625
Littelfuse, Inc.	17,874	1,718,228
Honeywell International, Inc.	17,253	1,709,255
Fortune Brands Home & Security, Inc.	37,386	1,679,379
General Electric Co.	63,124	1,672,155
Masco Corp.	69,028	1,670,478
Avnet, Inc.	37,026	1,621,369
Cognex Corp.*	38,384	1,562,613
Roadrunner Transportation Systems, Inc.*	63,223	1,423,150
ITT Corp.	33,851	1,401,430
Trinity Industries, Inc.1	33,633	1,078,274
Total Industrial		19,229,936
Technology - 8.0%
Envestnet, Inc.*	35,021	1,791,325
Silicon Image, Inc.*	323,213	1,787,368
Microsoft Corp.	36,208	1,731,104
Cadence Design Systems, Inc.*	90,736	1,712,188
VeriFone Systems, Inc.*	46,752	1,667,176
iGATE Corp.*	43,157	1,594,651
VMware, Inc. — Class A*	17,024	1,497,431
Lexmark International, Inc. — Class A	33,246	1,424,924
Total Technology		13,206,167
Energy - 5.9%
Tesoro Corp.	24,930	1,910,137
Core Laboratories N.V.	10,335	1,331,458
Chesapeake Energy Corp.	62,955	1,275,468
Matador Resources Co.*	63,171	1,111,178
EXCO Resources, Inc.1	358,575	1,054,210
EP Energy Corp. — Class A*,1	92,844	992,502
Callon Petroleum Co.*	162,408	797,423
Swift Energy Co.*,1	154,739	696,326
Hercules Offshore, Inc.*,1	516,937	641,002
Total Energy		9,809,704
Communications - 5.1%
Entravision Communications Corp. — Class A	366,598	2,368,222

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 5.1% (continued)
AOL, Inc.*	38,260	$1,766,082
Corning, Inc.	77,590	1,630,942
Calix, Inc.*	151,590	1,606,854
Ubiquiti Networks, Inc.1	35,983	1,039,909
Total Communications		8,412,009
Basic Materials - 4.7%
RPM International, Inc.	34,754	1,657,766
Alcoa, Inc.	95,831	1,656,918
Ferro Corp.*	126,636	1,629,805
Ecolab, Inc.	14,262	1,553,845
Freeport-McMoRan, Inc.	46,528	1,249,277
Total Basic Materials		7,747,611
Utilities - 3.3%
SCANA Corp.	31,722	1,809,106
	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 3.3% (continued)
NorthWestern Corp.	33,898	$1,804,391
Exelon Corp.	48,844	1,766,687
Total Utilities		5,380,184
Total Common Stocks
(Cost $148,877,177)		165,091,162
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 6.8%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	11,294,072	11,294,072
Total Securities Lending Fund
(Cost $11,294,072)		11,294,072
Total Investments - 106.6%
(Cost $160,171,249)		$176,385,234
Other Assets & Liabilities, net - (6.6)%		(10,973,016)
Total Net Assets - 100.0%		$165,412,218

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

plc	Public Limited Company

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 89.4%
Financial - 23.4%
Progressive Corp.	103,668	$2,823,916
Regions Financial Corp.	245,688	2,474,078
KeyCorp	156,087	2,107,174
Affiliated Managers Group, Inc.*	9,910	2,017,577
CBRE Group, Inc. — Class A*	58,948	1,988,906
CNA Financial Corp.	47,633	1,844,350
XL Group plc — Class A	46,705	1,658,962
CIT Group, Inc.	32,890	1,605,032
Huntington Bancshares, Inc.	145,657	1,472,592
Willis Group Holdings plc	31,539	1,347,030
Arthur J Gallagher & Co.	28,015	1,343,319
SVB Financial Group*	9,095	956,340
American Financial Group, Inc.	15,719	949,270
East West Bancorp, Inc.	25,442	935,502
HCC Insurance Holdings, Inc.	17,561	931,962
Axis Capital Holdings Ltd.	18,545	928,177
Ares Capital Corp.	55,769	917,400
Brown & Brown, Inc.	25,599	824,288
Springleaf Holdings, Inc.*	20,244	802,675
Genworth Financial, Inc. — Class A*	86,417	785,531
LPL Financial Holdings, Inc.	18,054	770,364
Equity LifeStyle Properties, Inc.	14,887	738,544
Erie Indemnity Co. — Class A	8,236	718,426
American Capital Ltd.*	47,736	715,563
Healthcare Trust of America, Inc. — Class A	42,489	542,160
Total Financial		32,199,138
Industrial - 22.7%
Parker-Hannifin Corp.	26,430	3,410,263
Amphenol Corp. — Class A	55,978	3,002,100
Rockwell Automation, Inc.	24,889	2,872,439
Roper Industries, Inc.	17,783	2,806,513
AMETEK, Inc.	43,443	2,213,855
L-3 Communications Holdings, Inc.	15,312	1,907,875
CNH Industrial N.V.1	239,923	1,869,000
Wabtec Corp.	17,191	1,521,232
Rock-Tenn Co. — Class A	25,630	1,456,040
Flowserve Corp.	24,635	1,450,263
Snap-on, Inc.	10,345	1,399,989
Xylem, Inc.	32,950	1,263,303
IDEX Corp.	14,315	1,099,535
Waste Connections, Inc.	21,974	1,037,393
Chicago Bridge & Iron Company N.V.	19,501	975,635
Graco, Inc.	10,753	861,315
ITT Corp.	16,370	677,718
Progressive Waste Solutions Ltd.	19,952	611,130
Regal-Beloit Corp.	7,962	575,812
Total Industrial		31,011,410
Technology - 14.1%
Fiserv, Inc.*	44,217	3,161,073
Fidelity National Information Services, Inc.	50,599	3,096,153
Xerox Corp.	208,003	2,903,722
Check Point Software Technologies Ltd.*,1	33,573	2,595,529
	Shares	Value
COMMON STOCKS† - 89.4% (continued)
Technology - 14.1% (continued)
IMS Health Holdings, Inc.*	59,100	$1,477,500
Amdocs Ltd.	28,329	1,380,897
ANSYS, Inc.*	16,497	1,377,829
Synopsys, Inc.*	27,377	1,187,888
Informatica Corp.*	19,808	720,615
DST Systems, Inc.	7,098	704,477
Genpact Ltd.*	38,852	700,113
Total Technology		19,305,796
Consumer, Non-cyclical - 12.2%
FleetCor Technologies, Inc.*	14,691	2,231,415
CareFusion Corp.*	35,958	2,127,635
Coca-Cola Enterprises, Inc.	43,303	1,902,734
Verisk Analytics, Inc. — Class A*	29,742	1,843,409
Aramark	42,118	1,280,386
SEI Investments Co.	29,756	1,179,230
Quanta Services, Inc.*	38,059	1,160,800
Total System Services, Inc.	32,830	1,083,062
Global Payments, Inc.	12,031	1,038,997
Manpowergroup, Inc.	14,338	958,639
Pinnacle Foods, Inc.	20,496	697,479
Bruker Corp.*	30,365	582,401
Catalent, Inc.*	20,069	577,787
Total Consumer, Non-cyclical		16,663,974
Basic Materials - 4.6%
Celanese Corp. — Class A	27,501	1,651,986
Westlake Chemical Corp.	23,960	1,523,856
RPM International, Inc.	23,703	1,130,633
Reliance Steel & Aluminum Co.	14,149	904,687
Compass Minerals International, Inc.	6,001	522,387
Cabot Corp.	11,655	502,097
Total Basic Materials		6,235,646
Utilities - 4.5%
AES Corp.	130,628	1,811,810
American Water Works Company, Inc.	31,533	1,672,826
OGE Energy Corp.	33,823	1,207,143
MDU Resources Group, Inc.	34,716	851,236
Vectren Corp.	14,675	648,782
Total Utilities		6,191,797
Consumer, Cyclical - 3.9%
Starwood Hotels & Resorts Worldwide, Inc.	33,415	2,639,786
Allison Transmission Holdings, Inc.	31,727	1,043,501
Copart, Inc.*	23,392	850,065
Ingram Micro, Inc. — Class A*	27,731	760,661
Total Consumer, Cyclical		5,294,013
Communications - 3.3%
Scripps Networks Interactive, Inc. — Class A	24,701	1,930,877
CDW Corp.	30,450	1,068,186
Markit Ltd.*	32,026	814,421
CommScope Holding Company, Inc.*	32,783	727,783
Total Communications		4,541,267
Energy - 0.7%
Vermilion Energy, Inc.1	18,826	892,164

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 89.4% (continued)
Total Common Stocks
(Cost $113,088,784)		122,335,205
MASTER LIMITED PARTNERSHIPS† - 10.2%
Energy - 5.9%
Spectra Energy Partners, LP	50,154	2,706,811
ONEOK Partners, LP1	44,023	1,940,533
Enable Midstream Partners, LP	38,125	767,075
Boardwalk Pipeline Partners, LP	43,047	710,276
Alliance Holdings GP, LP	10,568	708,373
Alliance Resource Partners, LP	14,078	648,433
CVR Refining, LP	25,837	575,907
Total Energy		8,057,408
Financial - 2.5%
Icahn Enterprises, LP	21,155	2,283,259
Lazard Ltd. — Class A	22,878	1,178,675
Total Financial		3,461,934
	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 10.2% (continued)
Utilities - 1.4%
Brookfield Infrastructure Partners, LP	27,411	$1,137,556
AmeriGas Partners, LP	16,726	772,574
Total Utilities		1,910,130
Industrial - 0.4%
Teekay LNG Partners, LP	13,550	488,071
Total Master Limited Partnerships
(Cost $13,541,941)		13,917,543
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.8%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	1,028,913	1,028,913
Total Securities Lending Fund
(Cost $1,028,913)		1,028,913
Total Investments - 100.4%
(Cost $127,659,638)		$137,281,661
Other Assets & Liabilities, net - (0.4)%		(548,271)
Total Net Assets - 100.0%		$136,733,390

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

plc	Public Limited Company

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 74.2%
Financial - 15.9%
Two Harbors Investment Corp.	1,278,658	$13,438,696
American Capital Agency Corp.	576,219	13,296,253
Annaly Capital Management, Inc.	1,141,714	13,152,545
Banco Santander S.A. ADR	1,370,563	12,198,010
MFA Financial, Inc.	1,199,489	10,051,718
American Realty Capital Properties, Inc.	1,030,495	9,686,653
Government Properties Income Trust	405,503	9,213,028
Hatteras Financial Corp.	474,643	9,094,160
Royal Bank of Canada	122,913	8,991,086
Bank of Montreal1	120,593	8,886,498
Toronto-Dominion Bank	171,573	8,662,721
CYS Investments, Inc.	925,120	8,538,858
Bank of Nova Scotia	136,427	8,463,931
Newcastle Investment Corp.1	1,718,704	8,438,837
Chimera Investment Corp.	2,282,457	7,714,705
Invesco Mortgage Capital, Inc.	441,380	7,296,011
New Residential Investment Corp.	439,479	5,695,648
Susquehanna Bancshares, Inc.	431,913	5,688,294
First American Financial Corp.	159,659	5,110,685
Select Income REIT	214,784	4,961,510
Sun Life Financial, Inc.	121,097	4,521,762
Canadian Imperial Bank of Commerce1	47,196	4,407,634
Western Asset Mortgage Capital Corp.1	276,788	4,331,732
American Capital Mortgage Investment Corp.	207,521	4,164,946
RCS Capital Corp. — Class A1	205,367	2,043,402
Total Financial		198,049,323
Energy - 13.3%
Kinder Morgan, Inc.1	326,748	13,511,030
BP Prudhoe Bay Royalty Trust1	160,678	12,324,003
Williams Companies, Inc.	230,125	11,908,969
Chevron Corp.	105,596	11,496,236
Total S.A. ADR	205,517	11,432,910
ConocoPhillips	168,122	11,107,820
BP plc ADR	281,058	11,051,201
Noble Corporation plc	487,084	8,762,641
Enerplus Corp.1	671,238	8,759,656
TransCanada Corp.	171,479	8,258,429
Transocean Ltd.1	351,536	7,385,771
ONEOK, Inc.	131,912	7,144,354
Penn West Petroleum Ltd.1	2,021,031	7,134,239
Cenovus Energy, Inc.1	290,736	6,425,266
Seadrill Ltd.1	359,448	5,269,508
Pengrowth Energy Corp.1	1,513,117	5,084,073
Precision Drilling Corp.	667,813	4,300,716
Pembina Pipeline Corp.	100,577	3,480,970
Eni SpA ADR	73,959	2,898,453
Ecopetrol S.A. ADR1	131,057	2,659,147
Baytex Energy Corp.	103,998	2,312,916
Energy XXI Bermuda Ltd.1	549,788	2,204,650
North Atlantic Drilling Ltd.1	441,208	1,072,135
Total Energy		165,985,093
	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Consumer, Non-cyclical - 11.9%
AbbVie, Inc.	242,876	$16,807,018
ConAgra Foods, Inc.	424,892	15,517,056
Procter & Gamble Co.	162,411	14,686,827
Pfizer, Inc.	463,589	14,440,797
AstraZeneca plc ADR	183,634	13,620,134
Merck & Company, Inc.	224,924	13,585,410
General Mills, Inc.	255,571	13,481,370
KAR Auction Services, Inc.	299,924	10,392,367
Clorox Co.	101,509	10,315,345
Macquarie Infrastructure Company LLC	127,889	8,990,597
British American Tobacco plc ADR	54,454	6,434,829
Rent-A-Center, Inc.	169,729	5,855,651
B&G Foods, Inc.	153,215	4,385,013
Total Consumer, Non-cyclical		148,512,414
Consumer, Cyclical - 8.1%
Target Corp.	223,063	16,506,662
Coach, Inc.	364,203	13,519,215
General Motors Co.	388,545	12,989,059
GameStop Corp. — Class A1	316,615	11,971,213
Hasbro, Inc.	172,849	10,232,661
Tupperware Brands Corp.	122,340	8,227,365
Copa Holdings S.A. — Class A	72,313	8,092,548
Guess?, Inc.	349,492	7,922,984
SeaWorld Entertainment, Inc.	441,001	7,360,307
MDC Holdings, Inc.1	156,032	4,105,202
Total Consumer, Cyclical		100,927,216
Communications - 7.1%
Cisco Systems, Inc.	545,789	15,085,608
Vodafone Group plc ADR	397,572	14,531,257
Telefonica Brasil S.A. ADR	468,828	9,639,104
BCE, Inc.	202,588	9,505,429
Mobile Telesystems OJSC ADR	626,485	7,655,647
QIWI plc ADR1	226,074	6,293,900
Meredith Corp.	96,912	5,115,015
Shaw Communications, Inc. (Cl.B) — Class B1	181,990	4,928,289
West Corp.	155,478	4,857,133
TELUS Corp.	125,973	4,786,974
VimpelCom Ltd. ADR	735,971	3,863,848
Pearson plc ADR	105,608	2,039,290
Total Communications		88,301,494
Utilities - 6.9%
Entergy Corp.	181,824	15,255,033
Southern Co.	310,991	14,750,303
Wisconsin Energy Corp.	204,835	10,118,849
Questar Corp.	395,595	9,490,324
CenterPoint Energy, Inc.	367,556	8,799,291
Cia Energetica de Minas Gerais ADR	1,369,572	7,560,037
WGL Holdings, Inc.	105,575	5,159,450
New Jersey Resources Corp.	87,629	5,073,719
IDACORP, Inc.	81,114	5,037,991
El Paso Electric Co.	117,843	4,458,001
Total Utilities		85,702,998
Basic Materials - 5.9%
International Paper Co.	283,230	15,243,439

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Basic Materials - 5.9% (continued)
Potash Corporation of Saskatchewan, Inc.	385,026	$13,383,503
Freeport-McMoRan, Inc.	372,090	9,990,617
Domtar Corp.	240,346	9,782,082
Agrium, Inc.	95,666	9,319,782
Olin Corp.	328,507	8,265,236
Schweitzer-Mauduit International, Inc.	106,369	4,549,402
Sociedad Quimica y Minera de Chile S.A. ADR	117,453	2,959,816
Total Basic Materials		73,493,877
Industrial - 5.1%
Lockheed Martin Corp.	76,671	14,687,097
General Electric Co.	520,608	13,790,906
Garmin Ltd.1	157,118	9,002,861
Scorpio Tankers, Inc.1	958,318	7,906,124
Sonoco Products Co.	111,444	4,682,877
CNH Industrial N.V.1	507,147	3,950,675
Ship Finance International Ltd.	231,224	3,838,318
Sturm Ruger & Company, Inc.1	88,443	3,368,794
Knightsbridge Tankers Ltd.1	368,175	2,102,279
Total Industrial		63,329,931
Total Common Stocks
(Cost $1,000,255,532)		924,302,346
PREFERRED STOCKS† - 5.0%
Financial - 5.0%
Goldman Sachs Group, Inc.
6.38%2,3	475,317	12,234,660
5.50%2,3	332,191	8,029,056
Wells Fargo & Co.
5.85%2,3	565,918	14,606,344
Citigroup, Inc.
6.88%2,3	379,247	10,038,668
JPMorgan Chase & Co.
6.70%3	342,845	8,975,682
Regions Financial Corp.
6.38%2,3	343,321	8,696,321
Total Financial
(Cost $61,955,219)		62,580,731
CONVERTIBLE PREFERRED STOCKS† - 0.7%
Wells Fargo & Co.
7.50%3	7,444	9,083,541
Total Convertible Preferred Stocks
(Cost $8,667,400)		9,083,541
MASTER LIMITED PARTNERSHIPS† - 9.4%
Energy - 7.9%
Energy Transfer Partners, LP	218,720	14,253,981
Enbridge Energy Partners, LP	326,939	12,260,213
NuStar Energy, LP	194,938	10,916,528
Buckeye Partners, LP — Class B	141,809	10,900,858
Regency Energy Partners, LP	368,854	10,508,650
Linn Energy LLC1	563,738	10,288,219
MarkWest Energy Partners, LP	115,696	8,221,358
ONEOK Partners, LP1	175,601	7,740,492
Plains All American Pipeline, LP	140,876	7,248,070
Targa Resources Partners, LP	113,378	6,216,516
Total Energy		98,554,885
	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 9.4% (continued)
Utilities - 1.2%
AmeriGas Partners, LP	322,214	$14,883,065
Consumer, Non-cyclical - 0.3%
Emerge Energy Services	55,826	3,581,238
Total Master Limited Partnerships
(Cost $117,100,899)		117,019,188
CLOSED-END FUNDS† - 10.5%
PIMCO Dynamic Income Fund1	461,140	15,222,232
PIMCO Dynamic Credit Income Fund1	649,289	14,349,286
BlackRock Corporate High Yield Fund, Inc.1	1,234,036	14,327,159
AllianceBernstein Global High Income Fund, Inc.1	748,327	10,087,448
Prudential Global Short Duration High Yield Fund, Inc.1	450,536	7,240,114
Prudential Short Duration High Yield Fund, Inc.	430,011	7,047,880
Wells Fargo Advantage Income Opportunities Fund1	709,404	6,420,106
Western Asset High Income Fund II, Inc.	750,654	6,373,053
Babson Capital Global Short Duration High Yield Fund	286,552	6,301,278
PIMCO Income Strategy Fund II1	536,932	5,712,956
Wells Fargo Advantage Global Dividend Opportunity Fund1	611,078	4,931,399
Nuveen Long/Short Commodity Total Return Fund	337,711	4,836,022
Nuveen Preferred & Income Term Fund	184,871	4,290,856
John Hancock Preferred Income Fund	202,719	4,261,153
PIMCO Income Opportunity Fund1	141,315	3,879,097
Stone Harbor Emerging Markets Income Fund	214,145	3,811,781
Western Asset Global High Income Fund, Inc.1	302,486	3,536,061
John Hancock Preferred Income Fund III1	185,878	3,410,861
Brookfield Total Return Fund, Inc.1	120,038	3,060,969
John Hancock Preferred Income Fund II	105,369	2,190,622
Total Closed-End Funds
(Cost $136,196,779)		131,290,333
SECURITIES LENDING COLLATERAL†,4 - 8.3%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	104,131,514	104,131,514
Total Securities Lending Fund
(Cost $104,131,514)		104,131,514
Total Investments - 108.1%
(Cost $1,428,307,343)		$1,348,407,653
Other Assets & Liabilities, net - (8.1)%		(100,471,552)
Total Net Assets - 100.0%		$1,247,936,101

OTHER INFORMATION (Unaudited)

†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Variable rate security. Rate indicated is rate effective at November 30, 2014.
3	Perpetual maturity.
4	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 96.4%
Financial - 24.8%
Capital Senior Living Corp.*	66,937	$1,703,547
Kite Realty Group Trust	62,184	1,696,380
American Tower Corp. — Class A	16,069	1,687,406
Weyerhaeuser Co.	47,365	1,672,458
Sovran Self Storage, Inc.	19,640	1,669,793
CyrusOne, Inc.	60,444	1,659,188
Yadkin Financial Corp.*	87,137	1,656,475
ConnectOne Bancorp, Inc.	89,546	1,654,810
NASDAQ OMX Group, Inc.	36,832	1,654,125
Wells Fargo & Co.	30,358	1,653,904
American Residential Properties, Inc.*	92,990	1,652,432
Apartment Investment & Management Co. — Class A	44,343	1,651,777
Bank of the Ozarks, Inc.	45,426	1,644,421
Allstate Corp.	24,045	1,638,667
Voya Financial, Inc.	39,090	1,637,089
Prudential Financial, Inc.	19,250	1,635,865
PrivateBancorp, Inc. — Class A	51,903	1,632,349
EverBank Financial Corp.	86,487	1,629,415
Citigroup, Inc.	30,188	1,629,246
Lincoln National Corp.	28,768	1,629,132
Synovus Financial Corp.	63,006	1,628,075
New York Community Bancorp, Inc.1	102,330	1,626,024
First Republic Bank	31,430	1,619,587
Fidus Investment Corp.	97,937	1,615,961
Talmer Bancorp, Inc. — Class A	116,120	1,615,228
American Homes 4 Rent — Class A	93,852	1,614,254
Signature Bank*	13,311	1,614,225
Wintrust Financial Corp.	36,021	1,609,778
JPMorgan Chase & Co.	26,731	1,608,137
Peoples Bancorp, Inc.	66,199	1,602,678
Lakeland Financial Corp.	40,206	1,591,756
Zions Bancorporation	56,482	1,584,885
Wilshire Bancorp, Inc.	164,289	1,573,889
SVB Financial Group*	14,884	1,565,053
Texas Capital Bancshares, Inc.*	28,012	1,544,302
Health Insurance Innovations, Inc. — Class A*,1	196,089	1,441,255
Lakeland Bancorp, Inc.	96,685	1,066,436
Meta Financial Group, Inc.	29,615	1,042,448
Alcentra Capital Corp.	77,419	1,007,221
C1 Financial, Inc.*,1	50,097	913,268
CM Finance, Inc.	61,547	781,031
Silvercrest Asset Management Group, Inc. — Class A	46,927	673,402
Total Financial		64,027,372
Consumer, Cyclical - 21.6%
Dollar Tree, Inc.*	25,864	1,768,063
La-Z-Boy, Inc.	67,551	1,755,650
iRobot Corp.*	47,393	1,726,053
Texas Roadhouse, Inc. — Class A	51,688	1,708,804
Mohawk Industries, Inc.*	11,098	1,704,542
Malibu Boats, Inc. — Class A*	91,005	1,703,613
Bloomin' Brands, Inc.*	74,239	1,690,421
DineEquity, Inc.	17,011	1,689,703
	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Consumer, Cyclical - 21.6% (continued)
Ethan Allen Interiors, Inc.	56,958	$1,686,526
Brunswick Corp.	33,853	1,681,817
Ingram Micro, Inc. — Class A*	61,105	1,676,110
Toll Brothers, Inc.*	47,854	1,674,412
Tempur Sealy International, Inc.*	29,320	1,672,706
Bed Bath & Beyond, Inc.*	22,691	1,664,839
O'Reilly Automotive, Inc.*	9,091	1,661,289
Cinemark Holdings, Inc.	45,708	1,659,658
Tractor Supply Co.	21,507	1,654,534
Regal Entertainment Group — Class A	71,645	1,654,283
Newell Rubbermaid, Inc.	45,528	1,653,122
WCI Communities, Inc.*	88,859	1,652,777
Pier 1 Imports, Inc.	119,726	1,652,219
Advance Auto Parts, Inc.	11,191	1,645,972
AutoZone, Inc.*	2,849	1,645,896
Fiesta Restaurant Group, Inc.*	29,314	1,643,343
Red Robin Gourmet Burgers, Inc.*	24,390	1,642,667
Select Comfort Corp.*	62,088	1,635,398
Steelcase, Inc. — Class A	92,990	1,629,185
Harman International Industries, Inc.	14,988	1,626,648
Polaris Industries, Inc.	10,373	1,625,553
Rush Enterprises, Inc. — Class A*	46,190	1,620,345
MarineMax, Inc.*	87,278	1,615,516
Callaway Golf Co.	213,988	1,585,651
Carrols Restaurant Group, Inc.*	210,649	1,581,974
Culp, Inc.	43,535	815,846
Total Consumer, Cyclical		55,705,135
Technology - 13.8%
Benefitfocus, Inc.*,1	72,123	1,953,812
Micron Technology, Inc.*	49,147	1,766,835
Analog Devices, Inc.	31,919	1,744,055
NXP Semiconductor N.V.*	22,190	1,726,604
Skyworks Solutions, Inc.	25,387	1,712,861
SanDisk Corp.	16,522	1,709,366
Cavium, Inc.*	30,182	1,708,301
Altera Corp.	45,344	1,705,841
Semtech Corp.*	66,716	1,698,589
NVIDIA Corp.	80,954	1,697,605
Applied Micro Circuits Corp.*	286,198	1,691,431
Diodes, Inc.*	63,055	1,676,632
Maxim Integrated Products, Inc.	56,285	1,664,347
Microsemi Corp.*	61,174	1,663,933
Intuit, Inc.	17,720	1,663,376
EMC Corp.	54,122	1,642,603
BroadSoft, Inc.*	60,715	1,637,484
ServiceNow, Inc.*	25,422	1,625,991
Nimble Storage, Inc.*,1	60,921	1,606,487
salesforce.com, Inc.*	26,547	1,589,369
Envestnet, Inc.*	30,809	1,575,880
Total Technology		35,461,402
Industrial - 10.9%
Swift Transportation Co. — Class A*	61,993	1,802,137
Knight Transportation, Inc.	52,339	1,741,319

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Industrial - 10.9% (continued)
SBA Communications Corp. — Class A*	14,184	$1,725,767
Advanced Energy Industries, Inc.*	83,241	1,700,614
Covanta Holding Corp.	67,495	1,692,100
ArcBest Corp.	38,865	1,687,518
FedEx Corp.	9,436	1,681,306
Masco Corp.	69,197	1,674,567
PGT, Inc.*	176,843	1,664,093
Progressive Waste Solutions Ltd.	53,444	1,636,990
Genesee & Wyoming, Inc. — Class A*	16,530	1,629,693
Republic Services, Inc. — Class A	41,135	1,629,357
FLIR Systems, Inc.	50,908	1,615,311
Control4 Corp.*,1	106,924	1,612,414
Union Pacific Corp.	13,443	1,569,739
Teekay Corp.	29,728	1,478,076
Applied Optoelectronics, Inc.*,1	131,377	1,425,440
Total Industrial		27,966,441
Communications - 10.0%
Palo Alto Networks, Inc.*	15,092	1,856,316
RF Micro Devices, Inc.*,1	116,622	1,703,847
Comcast Corp. — Class A	29,788	1,699,108
United States Cellular Corp.*	44,127	1,698,448
Equinix, Inc.	7,437	1,689,463
HomeAway, Inc.*	53,674	1,683,217
ARRIS Group, Inc.*	56,432	1,679,981
Iridium Communications, Inc.*,1	174,745	1,668,814
ORBCOMM, Inc.*	256,718	1,663,533
Finisar Corp.*	96,912	1,652,350
Telephone & Data Systems, Inc.	64,409	1,646,294
Priceline Group, Inc.*	1,400	1,624,266
DigitalGlobe, Inc.*	60,130	1,624,111
Ubiquiti Networks, Inc.1	54,800	1,583,720
WebMD Health Corp. — Class A*,1	42,629	1,557,664
KVH Industries, Inc.*	60,209	735,754
Total Communications		25,766,886
Consumer, Non-cyclical - 7.7%
Paylocity Holding Corp.*	59,929	1,743,335
Amsurg Corp. — Class A*	32,475	1,674,736
STERIS Corp.	26,047	1,660,496
McKesson Corp.	7,854	1,655,309
UnitedHealth Group, Inc.	16,724	1,649,488
ICU Medical, Inc.*	19,707	1,649,279
Civitas Solutions, Inc.*,1	96,078	1,645,816
Service Corporation International	72,608	1,640,942
Alere, Inc.*	41,114	1,640,037
	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Quintiles Transnational Holdings, Inc.*	28,064	$1,622,660
Carriage Services, Inc. — Class A	84,149	1,616,502
Xoom Corp.*,1	110,647	1,550,164
Total Consumer, Non-cyclical		19,748,764
Energy - 6.4%
Targa Resources Corp.	13,678	1,561,206
National Oilwell Varco, Inc.	22,659	1,519,060
Chevron Corp.	13,909	1,514,273
Memorial Resource Development Corp.*	69,493	1,501,049
Baker Hughes, Inc.	25,506	1,453,841
Antero Resources Corp.*	30,973	1,453,253
Cameron International Corp.*	27,876	1,429,481
Halliburton Co.	33,448	1,411,506
LinnCo LLC1	79,096	1,297,965
Superior Energy Services, Inc.	66,689	1,287,765
Oasis Petroleum, Inc.*	62,665	1,151,783
Energy XXI Bermuda Ltd.1	237,869	953,855
Total Energy		16,535,037
Basic Materials - 0.6%
Praxair, Inc.	12,629	1,621,311
	–	–
Utilities - 0.6%
EnerNOC, Inc.*	109,378	1,595,825
*	–	–
Total Common Stocks
(Cost $230,584,730)		248,428,173
MASTER LIMITED PARTNERSHIPS† - 3.6%
Energy - 3.6%
Tesoro Logistics, LP	28,671	1,641,988
Alliance Holdings GP, LP	24,102	1,615,557
Enterprise Products Partners, LP	41,999	1,568,243
EV Energy Partners, LP	52,355	1,483,217
Compressco Partners, LP*	70,986	1,450,244
Memorial Production Partners, LP	102,720	1,413,427
Total Energy		9,172,676
Total Master Limited Partnerships
(Cost $9,892,665)		9,172,676
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 4.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	10,825,671	10,825,671
Total Securities Lending Fund
(Cost $10,825,671)		10,825,671
Total Investments - 104.2%
(Cost $251,303,066)		$268,426,520
Other Assets & Liabilities, net - (4.2)%		(10,795,202)
Total Net Assets - 100.0%		$257,631,318

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

Guggenheim Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 92.3%
Consumer, Non-cyclical - 36.8%
Zoetis, Inc.	830,246	$37,302,953
AbbVie, Inc.	474,578	32,840,798
Mallinckrodt plc*	348,899	32,175,466
WhiteWave Foods Co. — Class A*	814,021	29,817,589
ADT Corp.1	794,313	27,753,296
Kraft Foods Group, Inc.	445,116	26,782,630
Post Holdings, Inc.*,1	419,450	16,778,000
Prothena Corporation plc*,1	199,914	4,845,915
Harvard Apparatus Regenerative Technology, Inc.*	66,691	225,416
Total Consumer, Non-cyclical		208,522,063
Energy - 12.0%
Murphy USA, Inc.*	448,573	28,583,071
Phillips 66	314,225	22,944,710
WPX Energy, Inc.*	1,213,323	16,464,793
Total Energy		67,992,574
Communications - 10.2%
News Corp. — Class A*	1,481,045	22,985,819
TripAdvisor, Inc.*	254,723	18,760,349
Liberty Media Corp. — Class A*	199,575	7,338,373
FTD Companies, Inc.*	177,070	6,137,246
Straight Path Communications, Inc. — Class B*	112,698	2,283,261
Total Communications		57,505,048
Financial - 9.8%
New Residential Investment Corp.	1,335,634	17,309,816
Altisource Residential Corp.	545,869	11,070,223
Altisource Asset Management Corp.*,1	21,557	10,670,715
Rouse Properties, Inc.1	545,640	9,979,756
Silver Bay Realty Trust Corp.	366,130	6,088,742
Total Financial		55,119,252
Consumer, Cyclical - 8.0%
CST Brands, Inc.	715,463	31,237,115
	Shares	Value
COMMON STOCKS† - 92.3% (continued)
Consumer, Cyclical - 8.0% (continued)
Fiesta Restaurant Group, Inc.*	252,855	$14,175,051
Total Consumer, Cyclical		45,412,166
Industrial - 7.4%
Allegion plc	483,229	26,021,882
Hyster-Yale Materials Handling, Inc.	156,171	11,464,513
Era Group, Inc.*	191,736	4,036,043
Total Industrial		41,522,438
Technology - 5.4%
Science Applications International Corp.	464,272	23,506,091
Engility Holdings, Inc.*	164,361	6,911,380
Total Technology		30,417,471
Basic Materials - 2.7%
Sibanye Gold Ltd. ADR1	2,136,906	14,680,544
NovaCopper, Inc.*	528,315	316,989
Total Basic Materials		14,997,533
Total Common Stocks
(Cost $506,290,704)		521,488,545
MASTER LIMITED PARTNERSHIPS† - 7.5%
Financial - 5.5%
Brookfield Property Partners, LP	1,295,369	30,609,569
Energy - 2.0%
Atlas Resource Partners, LP	757,842	11,526,777
Total Master Limited Partnerships
(Cost $40,417,601)		42,136,346
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 8.4%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	47,264,257	47,264,257
Total Securities Lending Fund
(Cost $47,264,257)		47,264,257
Total Investments - 108.2%
(Cost $593,972,562)		$610,889,148
Other Assets & Liabilities, net - (8.2)%		(46,150,704)
Total Net Assets - 100.0%		$564,738,444

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 30.2%
Chatham Lodging Trust	3,091	$82,715
Universal Insurance Holdings, Inc.	3,472	67,357
Ameris Bancorp	2,665	67,024
Centerstate Banks, Inc.	5,384	60,193
AmREIT, Inc.	2,219	59,092
Arlington Asset Investment Corp. — Class A1	1,904	53,026
HCI Group, Inc.	1,247	50,416
Heritage Financial Corp.	2,788	47,200
Diamond Hill Investment Group, Inc.	345	46,810
BNC Bancorp1	2,743	46,549
Yadkin Financial Corp.*	2,328	44,255
Agree Realty Corp.	1,417	43,658
German American Bancorp, Inc.	1,526	43,125
Federated National Holding Co.	1,688	42,639
Preferred Bank/Los Angeles CA	1,609	41,062
Bear State Financial, Inc.*,1	3,886	40,688
Metro Bancorp, Inc.*	1,623	40,657
Phoenix Companies, Inc.*	667	40,588
MainSource Financial Group, Inc.	2,233	39,792
Consolidated-Tomoka Land Co.	724	38,741
Gladstone Commercial Corp.	2,130	37,659
Financial Institutions, Inc.	1,584	37,558
Mercantile Bank Corp.	1,959	37,554
Enterprise Financial Services Corp.	1,971	37,449
Independent Bank Corp.	3,027	36,778
Guaranty Bancorp	2,448	36,279
NewBridge Bancorp*	4,477	36,174
RE/MAX Holdings, Inc. — Class A	1,069	35,758
Bridge Bancorp, Inc.	1,397	35,610
ConnectOne Bancorp, Inc.	1,911	35,315
Southwest Bancorp, Inc.	2,084	35,220
Bank of Kentucky Financial Corp.	754	35,144
Federal Agricultural Mortgage Corp. — Class C	1,144	34,789
One Liberty Properties, Inc.1	1,510	34,624
Whitestone REIT — Class B	2,313	34,371
Bryn Mawr Bank Corp.	1,153	33,933
Fidelity Southern Corp.	2,137	32,653
ESB Financial Corp.	1,807	32,454
OmniAmerican Bancorp, Inc.	1,191	32,002
CNB Financial Corp.	1,802	31,823
Ares Commercial Real Estate Corp.	2,657	31,751
Oppenheimer Holdings, Inc. — Class A	1,370	31,359
Pacific Premier Bancorp, Inc.*	1,949	31,009
Bank of Marin Bancorp	610	30,988
First Defiance Financial Corp.	1,016	30,551
United Insurance Holdings Corp.	1,622	30,413
Independent Bank Group, Inc.	708	30,373
CommunityOne Bancorp*,1	2,911	30,333
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 30.2% (continued)
United Community Financial Corp.	5,766	$29,522
West Bancorporation, Inc.	1,861	29,069
Arbor Realty Trust, Inc.	4,182	28,898
Garrison Capital, Inc.1	1,904	28,749
Medallion Financial Corp.1	2,856	28,530
Banc of California, Inc.	2,593	28,523
Bridge Capital Holdings*	1,218	28,063
Penns Woods Bancorp, Inc.	606	26,906
Physicians Realty Trust	1,732	26,777
Hallmark Financial Services, Inc.*	2,257	26,610
Peoples Bancorp, Inc.	1,089	26,365
HomeStreet, Inc.	1,608	26,226
GSV Capital Corp.*,1	2,656	26,135
Fidus Investment Corp.	1,571	25,922
MidWestOne Financial Group, Inc.	942	25,914
Suffolk Bancorp	1,247	25,800
MidSouth Bancorp, Inc.	1,453	25,733
Manning & Napier, Inc. — Class A	1,675	25,644
Pacific Continental Corp.	1,849	25,627
Enterprise Bancorp, Inc.	1,095	25,601
First Connecticut Bancorp, Inc.	1,710	25,582
Meta Financial Group, Inc.	726	25,555
Peapack Gladstone Financial Corp.	1,429	25,350
OceanFirst Financial Corp.	1,558	25,099
Citizens & Northern Corp.	1,284	24,999
CU Bancorp*	1,250	24,500
CatchMark Timber Trust, Inc. — Class A	2,196	24,376
UMH Properties, Inc.	2,507	24,017
Sierra Bancorp	1,513	24,011
JAVELIN Mortgage Investment Corp.	1,866	23,811
Intervest Bancshares Corp. — Class A	2,407	23,806
First Bancorp, Inc.	1,355	23,672
Gladstone Capital Corp.1	2,559	23,645
Horizon Bancorp	968	23,590
Farmers Capital Bank Corp.*	1,032	23,519
Consumer Portfolio Services, Inc.*	3,181	23,285
PennantPark Floating Rate Capital Ltd.	1,629	23,115
American National Bankshares, Inc.	952	22,420
National Bankshares, Inc.1	743	22,312
Owens Realty Mortgage, Inc.1	1,514	22,301
Gladstone Investment Corp.	3,007	22,162
Seacoast Banking Corporation of Florida*	1,746	22,139
Territorial Bancorp, Inc.	1,040	21,653
Bar Harbor Bankshares	706	21,526
EMC Insurance Group, Inc.	721	21,464
Stellus Capital Investment Corp.	1,554	21,290
Heritage Commerce Corp.	2,565	21,136
LNB Bancorp, Inc.	1,311	20,950

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 30.2% (continued)
CIFC Corp.	2,369	$20,942
Marlin Business Services Corp.	1,117	20,821
Preferred Apartment Communities, Inc. — Class A	2,338	20,761
Ellington Residential Mortgage REIT1	1,155	20,651
Northrim BanCorp, Inc.	750	20,520
Macatawa Bank Corp.	4,048	20,483
C&F Financial Corp.	517	20,385
Sun Bancorp, Inc.*	1,098	20,368
Monarch Financial Holdings, Inc.	1,474	19,870
CorEnergy Infrastructure Trust, Inc.1	2,936	19,583
BBX Capital Corp. — Class A*	1,182	19,491
NASB Financial, Inc.1	794	19,354
Heritage Financial Group, Inc.	915	19,242
Monroe Capital Corp.1	1,323	19,131
BSB Bancorp, Inc.*,1	1,010	19,089
Merchants Bancshares, Inc.	665	18,959
MutualFirst Financial, Inc.	862	18,507
Old Second Bancorp, Inc.*	3,917	18,488
Access National Corp.	1,051	18,371
Home Bancorp, Inc.	794	18,262
ZAIS Financial Corp.	1,011	18,218
Franklin Financial Corp.*	911	18,102
OHA Investment Corp.,1	2,821	17,969
Shore Bancshares, Inc.*	1,895	17,889
Nicholas Financial, Inc.*	1,432	17,785
TriplePoint Venture Growth BDC Corp.	1,229	17,784
SI Financial Group, Inc.	1,572	17,599
QCR Holdings, Inc.	979	17,573
Pulaski Financial Corp.	1,478	17,352
Heritage Oaks Bancorp	2,354	17,114
New Hampshire Thrift Bancshares, Inc.	1,093	16,920
WashingtonFirst Bankshares, Inc.	1,086	16,719
Chemung Financial Corp.1	591	16,563
Imperial Holdings, Inc.*	2,484	16,444
Westfield Financial, Inc.	2,242	16,434
Heritage Insurance Holdings, Inc.*	947	16,430
Independence Holding Co.	1,189	16,396
Cherry Hill Mortgage Investment Corp.	867	16,386
First Financial Northwest, Inc.	1,372	16,121
Square 1 Financial, Inc. — Class A*	739	15,800
Republic First Bancorp, Inc.*	4,028	15,266
Medley Management, Inc.	914	15,264
Horizon Technology Finance Corp.	1,085	15,244
BCB Bancorp, Inc.	1,210	14,956
Investors Title Co.	206	14,914
Norwood Financial Corp.1	509	14,863
Southern Missouri Bancorp, Inc.,1	392	14,818
Century Bancorp, Inc. — Class A	375	14,595
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 30.2% (continued)
Provident Financial Holdings, Inc.	984	$14,563
Southern National Bancorp of Virginia, Inc.	1,239	14,521
ESSA Bancorp, Inc.	1,283	14,498
JG Wentworth Co.*	1,502	14,314
Premier Financial Bancorp, Inc.	904	14,274
Harris & Harris Group, Inc.*	4,888	14,224
BRT Realty Trust*,1	1,968	14,209
Riverview Bancorp, Inc.*	3,335	14,040
Middleburg Financial Corp.	749	13,782
Codorus Valley Bancorp, Inc.	691	13,734
HF Financial Corp.	993	13,703
Hampden Bancorp, Inc.	679	13,634
MBT Financial Corp.*	2,782	13,632
Summit Financial Group, Inc.*	1,181	13,558
Evans Bancorp, Inc.	579	13,317
Peoples Bancorp of North Carolina, Inc.	735	13,304
American River Bankshares*	1,401	13,239
Customers Bancorp, Inc.*	735	13,230
HopFed Bancorp, Inc.	1,121	13,116
First NBC Bank Holding Co.*	350	12,740
Atlas Financial Holdings, Inc.*	863	12,669
Southern First Bancshares, Inc.*	774	12,570
MicroFinancial, Inc.	1,445	12,543
Central Valley Community Bancorp	1,162	12,445
Chicopee Bancorp, Inc.	785	12,442
Union Bankshares, Inc.1	513	12,440
Asta Funding, Inc.*	1,454	12,432
CM Finance, Inc.1	978	12,411
Trade Street Residential, Inc.1	1,622	12,262
First South Bancorp, Inc.	1,528	12,239
Ocean Shore Holding Co.	876	12,238
OFS Capital Corp.	995	12,189
Two River Bancorp	1,400	11,788
Westbury Bancorp, Inc.*,1	774	11,687
First Citizens Banc Corp.	1,129	11,629
Independence Realty Trust, Inc.	1,227	11,583
Fortegra Financial Corp.*	1,159	11,486
Pacific Mercantile Bancorp*	1,687	11,472
Cape Bancorp, Inc.	1,214	11,302
Eastern Virginia Bankshares, Inc.*	1,737	11,238
First United Corp.*	1,300	11,206
Timberland Bancorp, Inc.	1,044	11,108
Parke Bancorp, Inc.1	988	11,075
United Security Bancshares*	2,054	11,051
AmeriServ Financial, Inc.	3,643	10,965
Patriot National Bancorp, Inc.*	6,185	10,947
Bank of South Carolina Corp.	740	10,941
Harvest Capital Credit Corp.	882	10,937
Old Point Financial Corp.	744	10,888
Orchid Island Capital, Inc.	769	10,605
First Internet Bancorp	597	10,603
Silvercrest Asset Management Group, Inc. — Class A	734	10,533
Ameriana Bancorp*	624	10,424
WhiteHorse Finance, Inc.1	826	10,284

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 30.2% (continued)
Salisbury Bancorp, Inc.1	361	$10,205
United Security Bancshares, Inc.1	1,160	10,144
BDCA Venture, Inc.1	1,911	9,880
Palmetto Bancshares, Inc.1	628	9,860
Colony Bankcorp, Inc.*	1,244	9,741
Sotherly Hotels, Inc.	1,294	9,705
Poage Bankshares, Inc.	653	9,658
Bluerock Residential Growth REIT, Inc.1	742	9,535
Southcoast Financial Corp.*	1,372	9,343
Hamilton Bancorp, Inc.*,1	719	9,203
Full Circle Capital Corp.	1,615	9,141
Naugatuck Valley Financial Corp.*	1,084	9,095
United Bancorp, Inc. 1	1,100	9,031
TriState Capital Holdings, Inc.*	871	8,797
Fox Chase Bancorp, Inc.	531	8,788
Bankwell Financial Group, Inc.*	456	8,712
Unity Bancorp, Inc.	937	8,667
HMN Financial, Inc.*	638	8,087
First Acceptance Corp.*	2,916	7,436
C1 Financial, Inc.*,1	392	7,146
Urstadt Biddle Properties, Inc.	364	6,810
Simplicity Bancorp, Inc.	402	6,669
Trupanion, Inc.*,1	1,090	6,616
RCS Capital Corp. — Class A1	577	5,741
Regional Management Corp.*	419	5,682
Hawthorn Bancshares, Inc.	344	4,902
American Spectrum Realty, Inc.*,†††,3	2,734	–
Total Financial		4,879,064
Consumer, Non-cyclical - 27.8%
Repligen Corp.*	3,499	80,022
ANI Pharmaceuticals, Inc.*	1,465	79,270
Amicus Therapeutics, Inc.*	8,911	70,665
Providence Service Corp.*	1,801	70,473
Anika Therapeutics, Inc.*	1,707	69,798
AtriCure, Inc.*	3,551	66,511
Atrion Corp.	204	66,302
Cynosure, Inc. — Class A*	2,390	65,893
XOMA Corp.*,1	10,326	58,755
US Physical Therapy, Inc.	1,442	56,051
Vascular Solutions, Inc.*	2,159	55,529
Chimerix, Inc.*	1,468	51,733
GenMark Diagnostics, Inc.*,1	4,387	49,836
Tetraphase Pharmaceuticals, Inc.*	1,792	47,309
John B Sanfilippo & Son, Inc.	1,106	46,253
Rockwell Medical, Inc.*,1	5,154	46,128
Coca-Cola Bottling Company Consolidated1	484	45,767
Cerus Corp.*,1	9,159	41,490
Limoneira Co.	1,616	41,451
Omeros Corp.*,1	1,844	41,176
OvaScience, Inc.*	1,618	40,871
Tree.com, Inc.*	844	38,199
CTI BioPharma Corp.*,1	16,597	36,347
Carriage Services, Inc. — Class A	1,831	35,174
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 27.8% (continued)
RadNet, Inc.*	4,151	$34,951
Auspex Pharmaceuticals, Inc.*,1	1,401	33,946
IGI Laboratories, Inc.*	3,173	33,221
Peregrine Pharmaceuticals, Inc.*,1	22,171	32,813
BioTelemetry, Inc.*	3,278	32,354
Alliance HealthCare Services, Inc.*	1,436	32,339
Addus HomeCare Corp.*	1,401	32,335
Neuralstem, Inc.*,1	11,409	32,059
Supernus Pharmaceuticals, Inc.*	3,504	31,045
Pernix Therapeutics Holdings, Inc.*	2,973	30,830
Avalanche Biotechnologies, Inc.*,1	779	30,763
Senomyx, Inc.*,1	5,250	30,555
Franklin Covey Co.*	1,605	30,302
Idera Pharmaceuticals, Inc.*,1	9,565	29,747
K2M Group Holdings, Inc.*	1,538	29,084
Northwest Biotherapeutics, Inc.*,1	5,381	28,841
Xencor, Inc.*	2,550	28,586
Exactech, Inc.*	1,281	28,413
Aerie Pharmaceuticals, Inc.*	1,055	27,820
Civitas Solutions, Inc.*,1	1,548	26,518
Galena Biopharma, Inc.*,1	14,885	26,495
Derma Sciences, Inc.*,1	3,171	26,034
Inventure Foods, Inc.*	1,861	25,700
AcelRx Pharmaceuticals, Inc.*,1	3,831	25,514
Smart & Final Stores, Inc.*	1,615	25,292
Nature's Sunshine Products, Inc.	1,670	24,917
Repros Therapeutics, Inc.*	2,909	24,901
Enzo Biochem, Inc.*	5,471	24,838
BioTime, Inc.*,1	7,675	24,714
Crimson Wine Group Ltd.*	2,672	23,968
Five Star Quality Care, Inc.*	5,437	23,923
Ampio Pharmaceuticals, Inc.*,1	7,015	23,851
Vitae Pharmaceuticals, Inc.*,1	1,163	23,667
NeoGenomics, Inc.*	5,573	23,630
Agenus, Inc.*	7,950	23,532
Omega Protein Corp.*	2,314	23,487
Ardelyx, Inc.*,1	867	23,210
Cadiz, Inc.*,1	2,024	22,951
Esperion Therapeutics, Inc.*	712	22,521
Versartis, Inc.*,1	1,247	22,471
BioSpecifics Technologies Corp.*	590	22,373
Hyperion Therapeutics, Inc.*	1,059	21,699
Lifevantage Corp.*	15,855	21,404
Tandem Diabetes Care, Inc.*,1	1,502	21,223
Griffin Land & Nurseries, Inc.	763	21,196
National Research Corp. — Class A*	1,457	20,631
Utah Medical Products, Inc.	354	20,557
Catalyst Pharmaceutical Partners, Inc.*	7,720	20,457
LDR Holding Corp.*	623	20,328
Cytokinetics, Inc.*	4,301	20,086

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 27.8% (continued)
Adeptus Health, Inc. — Class A*	656	$19,969
Regulus Therapeutics, Inc.*,1	1,065	19,958
Otonomy, Inc.*	831	19,952
PFSweb, Inc.*	1,826	19,940
Collectors Universe, Inc.	896	19,721
Zafgen, Inc.*,1	825	19,478
MacroGenics, Inc.*	687	19,415
INC Research Holdings, Inc.*	796	19,414
Cutera, Inc.*	1,903	19,297
Seneca Foods Corp. — Class A*	709	19,178
Paratek Pharmaceuticals, Inc.*	1,046	19,121
Zogenix, Inc.*	16,694	19,031
Harvard Bioscience, Inc.*	3,849	18,937
Craft Brew Alliance, Inc.*	1,387	18,780
Willdan Group, Inc.*	1,029	18,748
AAC Holdings, Inc.*	649	18,730
Barrett Business Services, Inc.	852	18,591
Inogen, Inc.*	761	18,485
Stemline Therapeutics, Inc.*,1	1,241	18,466
Nevro Corp.*	681	18,380
Dermira, Inc.*	1,057	18,233
Immune Design Corp.*,1	566	18,004
Alico, Inc.	499	17,839
NeoStem, Inc.*,1	4,506	17,754
Hackett Group, Inc.	1,957	17,398
Ocular Therapeutix, Inc.*,1	1,000	16,920
Nutraceutical International Corp.*	790	16,732
Rexahn Pharmaceuticals, Inc.*	24,513	16,527
Biolase, Inc.*	6,360	16,345
Sunesis Pharmaceuticals, Inc.*,1	6,958	16,282
Information Services Group, Inc.*	4,110	16,276
Odyssey Marine Exploration, Inc.*,1	13,752	16,227
PRGX Global, Inc.*	3,079	16,011
Discovery Laboratories, Inc.*	10,168	15,964
Alimera Sciences, Inc.*,1	2,579	15,139
Five Prime Therapeutics, Inc.*	727	14,947
Lifeway Foods, Inc.*	805	14,909
CytRx Corp.*,1	5,870	14,734
LeMaitre Vascular, Inc.	1,990	14,726
Synergy Pharmaceuticals, Inc.*,1	4,940	14,721
Kindred Biosciences, Inc.*	1,526	14,680
MGP Ingredients, Inc.	980	14,582
Care.com, Inc.*	1,683	14,306
Alder Biopharmaceuticals, Inc.*,1	874	14,264
StarTek, Inc.*	1,694	14,213
PharmAthene, Inc.*	8,264	14,049
Durect Corp.*	14,382	13,663
Revance Therapeutics, Inc.*	829	13,629
Ocera Therapeutics, Inc.*	1,716	13,625
RCM Technologies, Inc.*	1,685	13,598
Intersections, Inc.1	3,337	13,415
Tokai Pharmaceuticals, Inc.*,1	910	13,350
Newtek Business Services, Inc.*	923	13,180
T2 Biosystems, Inc.*,1	732	13,117
Atara Biotherapeutics, Inc.*	482	13,014
Verastem, Inc.*	1,399	13,011
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 27.8% (continued)
GlycoMimetics, Inc.*	1,338	$12,952
Vital Therapies, Inc.*,1	625	12,944
EnteroMedics, Inc.*	9,298	12,924
Lincoln Educational Services Corp.	4,001	12,923
Iridex Corp.*	1,527	12,903
Female Health Co.	3,020	12,865
Cara Therapeutics, Inc.*	1,384	12,788
Galectin Therapeutics, Inc.*,1	3,190	12,664
Alphatec Holdings, Inc.*	9,855	12,614
SFX Entertainment, Inc.*,1	2,897	12,602
IsoRay, Inc.*	7,863	12,581
NanoString Technologies, Inc.*	830	12,375
Synergetics USA, Inc.*	3,548	12,347
Psychemedics Corp.	815	12,290
TriVascular Technologies, Inc.*	909	12,244
Heska Corp.*	784	12,223
Flexion Therapeutics, Inc.*	710	12,177
Perceptron, Inc.	1,203	12,090
Synthetic Biologics, Inc.*	7,021	12,076
Applied Genetic Technologies Corp.*,1	589	11,892
Eagle Pharmaceuticals, Inc.*	942	11,879
ArQule, Inc.*	8,991	11,868
Aratana Therapeutics, Inc.*	895	11,859
Intersect ENT, Inc.*	685	11,851
Coronado Biosciences, Inc.*,1	4,986	11,617
Fonar Corp.*	979	11,601
Trevena, Inc.*	2,211	11,541
Edgewater Technology, Inc.*	1,498	11,460
Acme United Corp.	630	11,309
Targacept, Inc.*	4,629	11,248
StemCells, Inc.*	9,850	11,229
SIGA Technologies, Inc.*	6,581	11,188
Rocky Mountain Chocolate Factory, Inc.	882	11,140
Amphastar Pharmaceuticals, Inc.*	1,066	11,118
Assembly Biosciences, Inc.*,1	1,312	10,890
Biota Pharmaceuticals, Inc.*	4,872	10,767
Concert Pharmaceuticals, Inc.*	854	10,760
Vical, Inc.*	9,775	10,655
Digirad Corp.	2,885	10,646
EPIRUS Biopharmaceuticals, Inc.*,1	2,082	10,577
Celladon Corp.*	855	10,499
MEI Pharma, Inc.*	1,628	10,403
Misonix, Inc.*,1	963	10,381
Columbia Laboratories, Inc.*,1	1,719	10,211
Reed's, Inc.*,1	1,523	9,915
Cyclacel Pharmaceuticals, Inc.*	3,289	9,735
MediciNova, Inc.*,1	3,221	9,695
Hudson Global, Inc.*	3,435	9,635
Akebia Therapeutics, Inc.*,1	795	9,604
Vermillion, Inc.*,1	6,045	9,551
Bovie Medical Corp.*,1	2,447	9,445
Vericel Corp.*,1	3,437	9,349
Argos Therapeutics, Inc.*	1,095	9,198
Primo Water Corp.*	2,088	9,145
AdCare Health Systems, Inc.*,1	2,291	9,072

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 27.8% (continued)
TetraLogic Pharmaceuticals Corp.*,1	1,856	$8,983
Eleven Biotherapeutics, Inc.*	777	8,842
Span-America Medical Systems, Inc.	453	8,693
Mast Therapeutics, Inc.*	18,664	8,681
Conatus Pharmaceuticals, Inc.*,1	1,015	8,638
Cellular Dynamics International, Inc.*,1	1,307	8,626
Agile Therapeutics, Inc.*,1	1,412	8,458
United-Guardian, Inc.	409	8,438
Achaogen, Inc.*	898	8,280
G Willi-Food International Ltd.*,1	1,129	8,208
Cumberland Pharmaceuticals, Inc.*	1,586	8,200
Celsion Corp.*,1	3,049	8,141
Uroplasty, Inc.*	3,407	8,109
Veracyte, Inc.*	1,236	8,059
AVEO Pharmaceuticals, Inc.*	8,986	8,042
OncoGenex Pharmaceutical, Inc.*	3,800	8,018
InfuSystems Holdings, Inc.*	2,880	7,949
Loxo Oncology, Inc.*	771	7,941
Cerulean Pharma, Inc.*	1,570	7,929
Pfenex, Inc.*	1,000	7,825
KaloBios Pharmaceuticals, Inc.*	4,324	7,783
Apricus Biosciences, Inc.*	6,483	7,650
Cesca Therapeutics, Inc.*	7,068	7,633
Casi Pharmaceuticals, Inc.*	4,593	7,624
Hemispherx Biopharma, Inc.*,1	29,086	7,562
Corium International, Inc.*	1,365	7,460
Cardica, Inc.*	11,992	7,225
Diversicare Healthcare Services, Inc.	719	7,183
Coherus Biosciences, Inc.*	519	7,126
Hansen Medical, Inc.*	8,467	7,078
Cel-Sci Corp.*	11,510	6,993
Genocea Biosciences, Inc.*	764	6,929
Fibrocell Science, Inc.*,1	2,564	6,923
Retrophin, Inc.*,1	680	6,868
Synutra International, Inc.*	1,250	6,650
ImmunoCellular Therapeutics Ltd.*	11,032	6,619
Sientra, Inc.*	379	6,583
PhotoMedex, Inc.*,1	2,934	5,046
Rock Creek Pharmaceuticals, Inc.*	28,320	4,466
Nanosphere, Inc.*	11,116	4,223
Versar, Inc.*	1,365	4,068
Roka Bioscience, Inc.*,1	811	3,212
Ambit Biosciences Corp.*,†††,3	1,155	693
MabVax Therapeutics Holdings, Inc.*	1	1
Total Consumer, Non-cyclical		4,473,243
Consumer, Cyclical - 11.6%
Libbey, Inc.*	2,724	81,855
Motorcar Parts of America, Inc.*	2,321	78,334
Biglari Holdings, Inc.*	184	68,348
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 11.6% (continued)
Beazer Homes USA, Inc.*	3,140	$62,612
Unifi, Inc.*	2,190	62,371
Ruth's Hospitality Group, Inc.	4,201	55,201
MarineMax, Inc.*	2,877	53,253
PC Connection, Inc.	2,273	50,847
Nautilus, Inc.*	3,811	48,895
Douglas Dynamics, Inc.	1,998	46,014
Build-A-Bear Workshop, Inc. — Class A*	1,800	37,044
Reading International, Inc. — Class A*	2,692	32,008
Black Diamond, Inc.*,1	3,495	31,770
Christopher & Banks Corp.*	4,315	31,240
Kona Grill, Inc.*	1,203	30,483
Nathan's Famous, Inc.*	400	30,072
Green Brick Partners, Inc.*,1	3,525	29,962
America's Car-Mart, Inc.*	576	29,578
UCP, Inc. — Class A*	2,526	28,771
NACCO Industries, Inc. — Class A	490	28,440
Carrols Restaurant Group, Inc.*	3,707	27,840
Bassett Furniture Industries, Inc.	1,400	27,440
Destination XL Group, Inc.*	5,133	26,538
Culp, Inc.	1,401	26,255
Jamba, Inc.*	2,091	25,907
Johnson Outdoors, Inc. — Class A	831	25,196
Zoe's Kitchen, Inc.*,1	744	23,533
Lifetime Brands, Inc.	1,508	22,530
Winmark Corp.	277	22,373
Town Sports International Holdings, Inc.	3,263	22,058
Famous Dave's of America, Inc.*	856	21,828
Miller Industries, Inc.	1,195	21,414
West Marine, Inc.*	1,958	21,401
CST Brands, Inc.	474	20,695
Speed Commerce, Inc.*	6,861	20,377
Installed Building Products, Inc.*,1	1,169	19,873
Hooker Furniture Corp.	1,259	19,376
Escalade, Inc.	1,454	19,338
Flexsteel Industries, Inc.	596	18,905
Malibu Boats, Inc. — Class A*	1,004	18,795
Noodles & Co.*,1	767	18,776
Del Frisco's Restaurant Group, Inc.*	845	18,776
Castle Brands, Inc.*	11,247	18,558
Monarch Casino & Resort, Inc.*	1,108	18,348
Rocky Brands, Inc.	1,190	17,898
Norcraft Companies, Inc.*	975	17,618
Cherokee, Inc.	955	17,142
Century Casinos, Inc.*	3,090	16,037
BlueLinx Holdings, Inc.*	13,609	15,923
Chuy's Holdings, Inc.*	715	15,308
Gaiam, Inc. — Class A*	2,025	14,884
WCI Communities, Inc.*	797	14,824
Empire Resorts, Inc.*,1	2,169	14,771
Dixie Group, Inc.*	1,923	14,730

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 11.6% (continued)
Superior Uniform Group, Inc.	597	$14,459
New Home Company, Inc.*	975	13,894
RCI Hospitality Holdings, Inc.*	1,430	13,842
Bon-Ton Stores, Inc.	1,585	13,346
Luby's, Inc.*	2,710	13,198
Supreme Industries, Inc. — Class A	1,822	13,082
Pacific Sunwear of California, Inc.*	7,285	12,239
Tandy Leather Factory, Inc.	1,305	12,163
Frisch's Restaurants, Inc.	446	12,118
Red Lion Hotels Corp.*	2,045	12,106
PCM, Inc.*	1,230	11,870
Sportsman's Warehouse Holdings, Inc.*,1	1,608	11,336
Century Communities, Inc.*,1	652	11,286
Crown Crafts, Inc.	1,470	10,922
Delta Apparel, Inc.*	991	10,703
Lakes Entertainment, Inc.*	1,541	10,348
American Apparel, Inc.*	16,293	10,020
Pizza Inn Holdings, Inc.*,1	1,404	9,463
Papa Murphy's Holdings, Inc.*	878	8,806
Ark Restaurants Corp.	357	7,808
Trans World Entertainment Corp.	2,405	7,768
Ignite Restaurant Group, Inc.*,1	924	6,976
Lakeland Industries, Inc.*	579	6,687
Ambassadors Group, Inc.*	2,607	5,814
Joe's Jeans, Inc.*	9,618	5,771
Total Consumer, Cyclical		1,868,388
Industrial - 10.7%
Patrick Industries, Inc.*	1,367	60,954
Advanced Emissions Solutions, Inc.*	2,823	56,460
Lydall, Inc.*	1,975	52,475
Kadant, Inc.	1,292	51,550
US Concrete, Inc.*	1,625	45,858
NN, Inc.	2,144	45,388
Insteel Industries, Inc.	1,967	42,940
Stoneridge, Inc.*	3,411	37,043
CECO Environmental Corp.1	2,538	35,938
Covenant Transportation Group, Inc. — Class A*	1,213	31,878
Kratos Defense & Security Solutions, Inc.*	6,084	31,271
Sparton Corp.*	1,203	29,931
PowerSecure International, Inc.*	2,906	29,118
National Presto Industries, Inc.1	495	29,037
NVE Corp.*	407	28,726
Stock Building Supply Holdings, Inc.*	1,740	27,857
Chase Corp.	809	27,466
VSE Corp.	500	26,910
Mesa Laboratories, Inc.	351	25,872
Hurco Companies, Inc.	727	25,241
AEP Industries, Inc.*	563	25,183
ZAGG, Inc.*	4,201	23,946
Integrated Electrical Services, Inc.*	2,994	22,934
PGT, Inc.*	2,379	22,386
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 10.7% (continued)
LSI Industries, Inc.	3,258	$21,959
Xerium Technologies, Inc.*	1,521	21,629
Heritage-Crystal Clean, Inc.*	1,305	21,533
Hardinge, Inc.	1,723	21,107
LMI Aerospace, Inc.*,1	1,490	20,920
Casella Waste Systems, Inc. — Class A*	5,123	20,185
Manitex International, Inc.*,1	1,765	19,433
Magnetek, Inc.*	465	19,432
Allied Motion Technologies, Inc.	891	19,406
USA Truck, Inc.*	935	18,690
SIFCO Industries, Inc.	565	18,306
Synalloy Corp.	1,067	18,299
TRC Companies, Inc.*	2,657	18,174
Control4 Corp.*,1	1,189	17,930
ExOne Co.*,1	764	17,832
Lawson Products, Inc.*	778	17,723
Adept Technology, Inc.*	2,021	17,421
PAM Transportation Services, Inc.*	374	16,995
Pure Cycle Corp.*,1	3,164	16,769
Global Brass & Copper Holdings, Inc.	1,346	16,489
UFP Technologies, Inc.*,1	725	15,834
PMFG, Inc.*	2,407	15,694
Willis Lease Finance Corp.*	720	15,689
Broadwind Energy, Inc.*	2,219	15,444
SL Industries, Inc.*	400	15,396
Research Frontiers, Inc.*,1	3,035	15,387
Breeze-Eastern Corp.*,1	1,508	15,306
Identiv, Inc.*	1,290	14,900
CPI Aerostructures, Inc.*	1,125	13,658
Core Molding Technologies, Inc.*	1,035	13,352
Omega Flex, Inc.	444	13,271
LRAD Corp.*	4,620	12,705
Hudson Technologies, Inc.*	3,756	12,695
CUI Global, Inc.*	1,707	12,649
CVD Equipment Corp.*,1	882	12,630
Aspen Aerogels, Inc.*,1	1,555	12,596
MOCON, Inc.	720	12,276
Providence and Worcester Railroad Co.	651	12,252
Revolution Lighting Technologies, Inc.*,1	9,580	11,688
Eastern Co.	682	11,471
Viasystems Group, Inc.*	733	11,457
LS Starrett Co. — Class A	787	11,396
Frequency Electronics, Inc.*	1,064	11,332
Fuel Tech, Inc.*	2,676	11,293
Orion Energy Systems, Inc.*	2,480	11,110
Key Technology, Inc.*	877	11,072
Imprivata, Inc.*,1	730	10,811
Argan, Inc.	334	10,611
MicroVision, Inc.*	5,713	10,312
Iteris, Inc.*	4,915	9,486
MFRI, Inc.*	1,124	9,464
Ballantyne Strong, Inc.*	2,307	9,274
IEC Electronics Corp.*	1,744	9,243
Gencor Industries, Inc.*	910	9,082

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 10.7% (continued)
Ultralife Corp.*	3,041	$8,880
CyberOptics Corp.*	958	8,670
API Technologies Corp.*,1	4,070	8,567
UQM Technologies, Inc.*,1	8,547	8,547
Arotech Corp.*,1	3,730	8,430
Turtle Beach Corp.*	2,182	8,335
NAPCO Security Technologies, Inc.*	1,815	8,276
Rand Logistics, Inc.*,1	1,846	7,993
LoJack Corp.*	2,677	7,281
Sypris Solutions, Inc.	2,531	6,834
Erickson, Inc.*,1	575	6,072
Applied Optoelectronics, Inc.*,1	506	5,490
Total Industrial		1,730,805
Communications - 7.3%
Gray Television, Inc.*	5,879	61,083
Entravision Communications Corp. — Class A	7,587	49,012
FairPoint Communications, Inc.*	3,135	47,181
EVine Live, Inc.*	6,811	41,820
ePlus, Inc.*	567	39,032
ORBCOMM, Inc.*	5,439	35,245
AH Belo Corp. — Class A	2,228	26,736
Hawaiian Telcom Holdco, Inc.*	1,005	26,130
Lee Enterprises, Inc.*	7,359	26,124
Straight Path Communications, Inc. — Class B*	1,249	25,306
Saga Communications, Inc. — Class A	627	25,093
Zix Corp.*	7,555	23,874
Alliance Fiber Optic Products, Inc.1	1,772	22,469
Oclaro, Inc.*	12,122	21,820
Clearfield, Inc.*,1	1,634	21,405
Tessco Technologies, Inc.	761	21,247
Numerex Corp. — Class A*	1,934	21,235
TeleCommunication Systems, Inc. — Class A*	6,719	20,627
Dex Media, Inc.*,1	2,386	20,424
KVH Industries, Inc.*	1,652	20,187
Reis, Inc.	790	19,876
Q2 Holdings, Inc.*,1	1,029	19,129
HC2 Holdings, Inc.*	2,380	19,040
Cinedigm Corp. — Class A*	10,294	18,323
Support.com, Inc.*	8,399	17,302
Preformed Line Products Co.	356	16,796
Textura Corp.*	690	16,532
Hemisphere Media Group, Inc.*,1	1,278	16,116
PC-Telephone, Inc.	1,924	15,835
Novatel Wireless, Inc.*	4,835	15,085
TubeMogul, Inc.*,1	910	14,524
Autobytel, Inc.*	1,353	14,382
ParkerVision, Inc.*,1	13,893	14,309
Towerstream Corp.*	8,923	14,277
Salem Communications Corp. — Class A	1,813	14,250
Rubicon Project, Inc.*	1,002	14,088
UTStarcom, Inc.*,1	5,077	13,759
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 7.3% (continued)
Chegg, Inc.*,1	2,002	$13,534
Sycamore Networks, Inc.*	37,068	13,344
iPass, Inc.*	9,610	13,262
Aviat Networks, Inc.*	8,471	12,791
Emmis Communications Corp. — Class A*	6,057	12,599
NeoPhotonics Corp.*	3,437	11,583
Townsquare Media, Inc. — Class A*,1	925	11,544
TheStreet.com, Inc.	5,109	11,342
Meru Networks, Inc.*,1	3,055	11,304
MeetMe, Inc.*	6,399	11,102
Aware, Inc.1	2,483	10,950
ID Systems, Inc.*	1,689	10,793
Alaska Communications Systems Group, Inc.*	8,297	10,620
Yodlee, Inc.*,1	885	10,470
ClearOne, Inc.*	1,070	10,026
Cyan, Inc.*,1	3,950	9,994
Marin Software, Inc.*,1	1,111	9,577
Rocket Fuel, Inc.*,1	580	9,483
Communications Systems, Inc.	826	9,482
Zhone Technologies, Inc.*	4,253	9,229
RELM Wireless Corp.*	1,848	9,148
ChyronHego Corp.*	3,266	9,145
Spark Networks, Inc.*,1	2,342	9,040
eGain Corp.*,1	1,658	8,522
Westell Technologies, Inc. — Class A*	6,203	8,126
Alteva, Inc.*	1,080	7,598
Borderfree, Inc.*,1	730	7,307
Radio One, Inc. — Class D*	4,283	7,238
US Auto Parts Network, Inc.*	2,568	6,471
Local Corp.*	4,270	6,405
Total Communications		1,171,702
Technology - 7.0%
Callidus Software, Inc.*	5,884	93,968
Integrated Silicon Solution, Inc.	3,465	50,139
inContact, Inc.*	5,405	44,645
Glu Mobile, Inc.*,1	11,826	43,224
Dot Hill Systems Corp.*	7,408	34,521
Vitesse Semiconductor Corp.*	8,562	28,426
Datalink Corp.*	2,234	27,299
Ultra Clean Holdings, Inc.*	3,139	27,277
Mattson Technology, Inc.*	10,300	26,985
Axcelis Technologies, Inc.*	11,904	25,594
Immersion Corp.*	2,941	25,498
Planar Systems, Inc.*	3,144	23,486
Digimarc Corp.	966	23,348
QuickLogic Corp.*,1	7,416	22,396
Cascade Microtech, Inc.*	1,515	20,983
American Software, Inc. — Class A	2,104	19,084
Icad, Inc.*	1,864	18,696
SunEdison, Inc.*,1	986	18,537
Computer Task Group, Inc.	1,866	17,391
Mitek Systems, Inc.*,1	4,721	16,335
Pixelworks, Inc.*,1	3,246	15,646
Emcore Corp.*	2,984	15,517

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Technology - 7.0% (continued)
WidePoint Corp.*	10,111	$15,369
Qumu Corp.*	1,088	15,042
Richardson Electronics Ltd.	1,478	14,957
GSI Technology, Inc.*	2,836	14,775
Hutchinson Technology, Inc.*	4,074	14,422
Guidance Software, Inc.*	2,360	13,759
AXT, Inc.*	5,322	13,678
QAD, Inc. — Class B	755	13,545
Imation Corp.*	4,265	13,520
Violin Memory, Inc.*	2,548	13,352
MoSys, Inc.*	7,166	13,257
Everyday Health, Inc.*	1,007	13,031
Radisys Corp.*	5,396	12,950
ANADIGICS, Inc.*	16,115	12,918
Evolving Systems, Inc.	1,287	12,561
Wayside Technology Group, Inc.	679	12,059
Amtech Systems, Inc.*	1,353	12,001
Overland Storage, Inc.*,1	3,195	11,982
HubSpot, Inc.*,1	338	11,962
Amber Road, Inc.*	1,008	11,894
Key Tronic Corp.*	1,422	11,689
Exa Corp.*	1,039	11,481
Streamline Health Solutions, Inc.*	2,766	11,285
Innodata, Inc.*	3,825	11,016
NCI, Inc. — Class A*	885	10,611
Model N, Inc.*	1,018	10,485
Mattersight Corp.*,1	1,744	10,342
Simulations Plus, Inc.	1,623	10,322
Datawatch Corp.*	1,122	10,221
Echelon Corp.*	5,590	10,118
Concurrent Computer Corp.	1,334	9,631
BSQUARE Corp.*	2,198	9,122
PAR Technology Corp.*	1,612	9,108
USA Technologies, Inc.*	5,629	8,894
Geeknet, Inc.*	987	8,587
Wave Systems Corp. — Class A*,1	8,260	8,508
Five9, Inc.*,1	1,902	8,388
eMagin Corp.*	3,268	7,974
Transact Technologies, Inc.	1,432	7,804
A10 Networks, Inc.*	1,892	7,719
Astro-Med, Inc.	479	6,922
FalconStor Software, Inc.*	6,575	6,838
Audience, Inc.*	1,526	5,310
Silver Spring Networks, Inc.*,1	735	5,270
Total Technology		1,123,674
Energy - 2.6%
Enphase Energy, Inc.*,1	3,631	38,161
Natural Gas Services Group, Inc.*	1,629	37,727
Pacific Ethanol, Inc.*,1	2,987	34,739
Trecora Resources*	2,601	31,967
Evolution Petroleum Corp.	3,920	30,810
Panhandle Oil and Gas, Inc. — Class A	1,729	30,500
Callon Petroleum Co.*	6,022	29,568
Gastar Exploration, Inc.*	7,925	23,379
Isramco, Inc.*	148	20,131
Renewable Energy Group, Inc.*	1,609	15,318
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 2.6% (continued)
Adams Resources & Energy, Inc.	343	$15,191
Emerald Oil, Inc.*,1	7,476	14,354
Miller Energy Resources, Inc.*,1	5,856	13,586
Mitcham Industries, Inc.*	1,440	10,973
Apco Oil and Gas International, Inc.*	775	10,788
Quantum Fuel Systems Technologies Worldwide, Inc.*,1	3,023	9,886
Zion Oil & Gas, Inc.*,1	6,029	9,828
TGC Industries, Inc.*	3,346	8,951
US Energy Corp.*	4,334	7,194
Vertex Energy, Inc.*,1	1,944	7,115
Magellan Petroleum Corp.*	6,469	5,951
Real Goods Solar, Inc. — Class A*,1	7,466	5,898
Cal Dive International, Inc.*	5,704	553
Syntroleum Corp.*,†††,1,3	4,787	–
Total Energy		412,568
Basic Materials - 1.8%
Landec Corp.*	2,779	36,516
Penford Corp.*	1,561	29,565
Orchids Paper Products Co.	1,059	28,762
Universal Stainless & Alloy Products, Inc.*	848	20,674
Uranium Energy Corp.*,1	11,796	20,407
Shiloh Industries, Inc.*	1,229	19,910
Oil-Dri Corporation of America	675	18,259
KMG Chemicals, Inc.	909	16,916
Ryerson Holding Corp.*	1,508	16,271
Uranerz Energy Corp.*,1	12,120	15,030
Northern Technologies International Corp.*	604	14,369
Friedman Industries, Inc.	1,490	12,144
Midway Gold Corp.*	13,519	9,767
Verso Paper Corp.*	2,674	8,236
US Antimony Corp.*	8,300	7,637
General Moly, Inc.*	12,900	7,095
Charles & Colvard Ltd.*	3,850	6,160
Total Basic Materials		287,718
Utilities - 0.8%
York Water Co.	1,576	31,836
Artesian Resources Corp. — Class A	1,051	22,575
Delta Natural Gas Company, Inc.	916	19,648
Gas Natural, Inc.	1,507	17,331
RGC Resources, Inc.	670	14,432
Synthesis Energy Systems, Inc.*	10,134	9,323
US Geothermal, Inc.*	17,744	8,428
Spark Energy, Inc. — Class A	447	6,262
Total Utilities		129,835
Diversified - 0.1%
Resource America, Inc. — Class A	2,229	19,771
Total Common Stocks
(Cost $18,511,408)		16,096,768

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
WARRANT - 0.0%**
PhotoMedex, Inc.
Expires 12/13/14†††,3	314	$–
Total Warrant
(Cost $0)		–
RIGHT - 0.0%**
Chelsea Therapeutics International
Expires 12/31/17†††,3	16,603	1,328
Total Right
(Cost $1,328)		1,328
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 14.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	2,283,773	$2,283,773
Total Securities Lending Fund
(Cost $2,283,773)		2,283,773
Total Investments - 114.1%
(Cost $20,796,509)		$18,381,869
Other Assets & Liabilities, net - (14.1)%		(2,269,996)
Total Net Assets - 100.0%		$16,111,873

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise stated —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.
3	Security was fair valued by the Valuation Committee at November 30, 2014. The total market value of fair valued securities amounts to $2,021 (cost $35,454) or less then 0.1% of total net assets.

REIT	Real Estate Investment Trust

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Financial – 99.6%
Simon Property Group, Inc.	9,412	$1,701,691
Public Storage	4,392	824,071
Equity Residential	10,956	776,123
Health Care REIT, Inc.*	9,320	686,511
Prologis, Inc.	15,143	640,246
AvalonBay Communities, Inc.	3,973	638,819
Ventas, Inc.1	8,915	637,868
Vornado Realty Trust	5,684	634,107
HCP, Inc.	13,897	622,586
Boston Properties, Inc.	4,637	601,141
Host Hotels & Resorts, Inc.	22,914	532,521
Essex Property Trust, Inc.	1,923	389,234
Macerich Co.	4,262	337,039
SL Green Realty Corp.	2,895	336,225
Kimco Realty Corp.	12,450	316,853
General Growth Properties, Inc.	11,778	315,179
Digital Realty Trust, Inc.	4,104	288,388
Federal Realty Investment Trust	2,054	272,484
UDR, Inc.	7,623	234,636
Extra Space Storage, Inc.	3,514	208,275
Duke Realty Corp.	10,332	200,854
Camden Property Trust	2,594	198,908
DDR Corp.	9,692	177,654
Kilroy Realty Corp.	2,518	172,936
Regency Centers Corp.	2,797	171,960
Alexandria Real Estate Equities, Inc.	1,978	169,950
Mid-America Apartment Communities, Inc.	2,277	167,724
Apartment Investment & Management Co. — Class A	4,428	164,943
Liberty Property Trust	4,511	159,599
Taubman Centers, Inc.	1,917	152,382
Senior Housing Properties Trust	6,172	139,055
Hospitality Properties Trust	4,537	138,833
Weingarten Realty Investors	3,702	134,753
RLJ Lodging Trust	3,999	131,687
LaSalle Hotel Properties	3,152	127,246
American Campus Communities, Inc.	3,178	127,120
Equity LifeStyle Properties, Inc.	2,547	126,357
BioMed Realty Trust, Inc.	5,882	126,169
Douglas Emmett, Inc.	4,389	122,190
Highwoods Properties, Inc.	2,754	118,863
Home Properties, Inc.	1,746	113,822
CBL & Associates Properties, Inc.	5,203	101,198
Tanger Factory Outlet Centers, Inc.	2,752	100,668
Sunstone Hotel Investors, Inc.	6,222	99,614
Equity Commonwealth	3,903	99,253
Strategic Hotels & Resorts, Inc.*	7,388	98,113
Post Properties, Inc.	1,660	97,243
CubeSmart	4,500	96,930
Columbia Property Trust, Inc.	3,785	95,382
DiamondRock Hospitality Co.	5,980	89,281
Piedmont Office Realty Trust, Inc. — Class A	4,713	88,604
Pebblebrook Hotel Trust	2,038	87,980
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial – 99.6% (continued)
Sovran Self Storage, Inc.	1,008	$85,700
DCT Industrial Trust, Inc.	2,489	84,949
Brandywine Realty Trust	5,333	82,448
Cousins Properties, Inc.	6,665	81,580
Washington Prime Group, Inc.	4,700	80,981
Sun Communities, Inc.	1,370	80,679
Ryman Hospitality Properties, Inc.1	1,545	80,464
Healthcare Realty Trust, Inc.	2,934	77,487
American Homes 4 Rent — Class A	4,291	73,805
Healthcare Trust of America, Inc. — Class A*	5,645	72,030
Kite Realty Group Trust	2,533	69,100
Corporate Office Properties Trust	2,398	67,408
First Industrial Realty Trust, Inc.	3,366	66,815
DuPont Fabros Technology, Inc.	1,996	65,050
Parkway Properties, Inc.	3,318	64,635
EastGroup Properties, Inc.	956	64,262
National Health Investors, Inc.	954	63,231
Glimcher Realty Trust	4,434	61,012
New York REIT, Inc.	5,388	57,921
Hudson Pacific Properties, Inc.	2,049	57,618
Acadia Realty Trust	1,753	56,026
Washington Real Estate Investment Trust	2,036	54,707
Mack-Cali Realty Corp.	2,708	52,048
Education Realty Trust, Inc.*	4,227	49,202
Pennsylvania Real Estate Investment Trust	2,100	49,077
Equity One, Inc.	2,018	48,896
PS Business Parks, Inc.	600	48,834
Sabra Health Care REIT, Inc.	1,613	45,664
Hersha Hospitality Trust	6,135	45,460
American Assets Trust, Inc.	1,115	43,820
Government Properties Income Trust	1,916	43,532
Chesapeake Lodging Trust	1,253	42,427
Ramco-Gershenson Properties Trust	2,312	41,385
Associated Estates Realty Corp.	1,760	39,459
Empire State Realty Trust, Inc. — Class A	2,203	36,922
FelCor Lodging Trust, Inc.	3,529	36,772
Franklin Street Properties Corp.	2,909	34,966
Inland Real Estate Corp.	3,048	32,888
Brixmor Property Group, Inc.	1,336	32,304
Summit Hotel Properties, Inc.	2,613	30,311
Retail Opportunity Investments Corp.	1,801	29,644
Alexander's, Inc.	73	29,354
Retail Properties of America, Inc. — Class A	1,808	29,055
Investors Real Estate Trust	3,276	26,732
Ashford Hospitality Trust, Inc.	2,542	26,640
Chatham Lodging Trust	963	25,770
CoreSite Realty Corp.	655	24,929
Excel Trust, Inc.	1,758	23,047
First Potomac Realty Trust	1,796	22,234

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial – 99.6% (continued)
Urstadt Biddle Properties, Inc. — Class A	1,002	$22,224
Rouse Properties, Inc.1	1,139	20,832
Terreno Realty Corp.	979	20,373
Saul Centers, Inc.	359	19,648
Silver Bay Realty Trust Corp.	1,130	18,792
Monmouth Real Estate Investment Corp.	1,676	18,788
Universal Health Realty Income Trust	371	17,934
Cedar Realty Trust, Inc.	2,421	16,439
Campus Crest Communities, Inc.	1,977	15,183
AmREIT, Inc.	550	14,647
Ashford Hospitality Prime, Inc.	740	12,987
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial – 99.6% (continued)
American Residential Properties, Inc.*	423	$7,517
Ashford, Inc.*	29	3,444
Total Financial		17,939,356
Total Common Stocks
(Cost $15,177,336)		17,939,356
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 4.0%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	718,804	718,804
Total Securities Lending Fund
(Cost $718,804)		718,804
Total Investments – 103.6%
(Cost $15,896,140)		$18,658,160
Other Assets & Liabilities, net – (3.6)%		(642,381)
Total Net Assets - 100.0%		$18,015,779

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of November 30, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim BRIC ETF	$158,330,520	$-	$-	$158,330,520
Guggenheim Defensive Equity ETF	223,387,053	-	-	223,387,053
Guggenheim Insider Sentiment ETF	176,385,234	-	-	176,385,234
Guggenheim Mid-Cap Core ETF	137,281,661	-	-	137,281,661
Guggenheim Multi-Asset Income ETF	1,348,407,653	-	-	1,348,407,653
Guggenheim Raymond James SB-1 Equity ETF	268,426,520	-	-	268,426,520
Guggenheim Spin-Off ETF	610,889,148	-	-	610,889,148
Wilshire Micro-Cap ETF	18,379,848	-	2,021	18,381,869
Wilshire US REIT ETF	18,658,160	-	-	18,658,160

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 11/30/14	Valuation Technique	Unobservable Inputs
Wilshire Micro-Cap ETF	Common Stock	$693	Discount to last Trade	96% Discount
Wilshire Micro-Cap ETF	Right	1,328	Model Price	Trade Price

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Wilshire Micro-Cap ETF
Transfer from Level 2 into Level 3	$1,328
Transfer from Level 1 to Level 3	$693

During the period ended November 30, 2014, a security transferred to Level 3 from Level 2 as a result of contingent value rights not traded on a primary exchange. During the period ended November 30, 2014, a security transferred to  Level 3 from Level 1 as a result of being halted on a primary exchange.

Except for Wilshire Micro-Cap ETF, there were no transfers between levels for these Funds for the period ended November 30, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Wilshire Micro-Cap ETF
Beginning Balance	$3,089
Change in Unrealized Gain/Loss	(3,089)
Transfers Into Level 3	2,021
Ending Balance	$2,021

3.	Federal Income Taxes
At November 30, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$204,350,252	$20,857,624	$(66,877,356)	$(46,019,732)
Guggenheim Defensive Equity ETF	213,848,028	16,196,495	(6,657,470)	9,539,025
Guggenheim Insider Sentiment ETF	161,132,756	25,653,520	(10,401,042)	15,252,478
Guggenheim Mid-Cap Core ETF	128,258,857	12,975,249	(3,952,445)	9,022,804
Guggenheim Multi-Asset Income ETF	1,447,271,881	57,176,383	(156,040,611)	(98,864,228)
Guggenheim Raymond James SB-1 Equity ETF	255,469,073	31,748,221	(18,790,774)	12,957,447
Guggenheim Spin-Off ETF	598,692,634	64,886,546	(52,690,032)	12,196,514
Wilshire Micro-Cap ETF	20,740,306	1,241,614	(3,600,051)	(2,358,437)
Wilshire US REIT ETF	15,803,235	2,970,068	(115,143)	2,854,925

4.	Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon (“BNY”) acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

As of November 30, 2014, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim BRIC ETF	$13,224,533	$13,410,770	$244,081	$13,654,851
Guggenheim Defensive Equity ETF	17,806,811	17,968,902	276,664	18,245,566
Guggenheim Insider Sentiment ETF	11,550,011	11,294,072	572,273	11,866,345
Guggenheim Mid-Cap Core ETF	1,007,644	1,028,913	-	1,028,913
Guggenheim Multi-Asset Income ETF	101,635,975	104,131,514	-	104,131,514
Guggenheim Raymond James SB-1 Equity ETF	10,556,979	10,825,671	-	10,825,671
Guggenheim Spin-Off ETF	42,206,109	47,264,257	-	47,264,257
Wilshire Micro-Cap ETF	2,171,226	2,283,773	-	2,283,773
Wilshire US REIT ETF	704,400	718,804	-	718,804

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2015

By:	/s/ John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2015